UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07896
GAMCO Global Series Funds, Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: June 30, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The GAMCO Global Convertible Securities Fund
Semi-Annual Report
June 30, 2010

Mario Gabelli, CFA
To Our Shareholders,
     For the quarter ended June 30, 2010, the net asset value (“NAV”) per share of The GAMCO Global Convertible Securities Fund’s (the “Fund”) Class AAA Shares fell 1.19% while the Merrill Lynch Global 300 Convertible Index dropped 5.97% and the Morgan Stanley Capital International (“MSCI”) World Free Index decreased 12.67%. For the year ended June 30, 2010, the Fund was up 27.05% versus increases of 13.65% and 10.20% for the Merrill Lynch Global 300 Convertible Index and the MSCI World Free Index, respectively.
     Enclosed are the financial statements and the investment portfolio as of June 30, 2010.
Comparative Results
Average Annual Returns through June 30, 2010 (a) (Unaudited)

													Since
			Year to										Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year		(2/3/94)
GAMCO Global Convertible Securities Fund Class AAA	(1.19)%		3.62%		27.05%		(6.32)%		0.85%		(0.14)%		4.25%
Merrill Lynch Global 300 Convertible Index	(5.97)		(3.57)		13.65		(1.14)		5.18		2.81		N/A	*
MSCI World Free Index	(12.67)		(9.84)		10.20		(11.46)		0.06		(1.02)		4.73
Class A	(1.19)		3.61		26.96		(6.24)		0.86		(0.13)		4.27
	(6.87	)(b)	(2.35	)(b)	19.66	(b)	(8.08	)(b)	(0.32	)(b)	(0.71	)(b)	3.90	(b)
Class B	(1.50)		3.06		25.82		(6.97)		0.11		(0.82)		3.82
	(6.42	)(c)	(1.94	)(c)	20.82	(c)	(7.91	)(c)	(0.29	)(c)	(0.82)		3.82
Class C	(1.69)		3.07		25.83		(7.05)		0.07		(0.78)		3.85
	(2.67	)(d)	2.07	(d)	24.83	(d)	(7.05)		0.07		(0.78)		3.85
Class I	(1.12)		3.73		27.19		(6.05)		1.02		(0.06)		4.31
In the current prospectus, the gross expense ratios for Class AAA, A, B, C, and I Shares are 3.37%, 3.37%, 4.12%, 4.12%, and 3.12%, respectively. The net expense ratios in the current prospectus for these share classes are 2.04%, 2.04%, 2.79%, 2.79%, and 1.79%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on May 2, 2001, March 28, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Merrill Lynch Global 300 Convertible Index and the MSCI World Free Index are unmanaged indicators of investment performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

*	There is no data available for the Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.

The GAMCO Global Convertible Securities Fund
Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2010 through June 30, 2010	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/10	06/30/10	Ratio	Period*

The GAMCO Global Convertible Securities Fund
Actual Fund Return
Class AAA	$1,000.00	$1,036.20	2.03%	$10.25
Class A	$1,000.00	$1,036.10	2.03%	$10.25
Class B	$1,000.00	$1,030.60	2.78%	$14.00
Class C	$1,000.00	$1,030.70	2.78%	$14.00
Class I	$1,000.00	$1,037.30	1.78%	$8.99

Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.73	2.03%	$10.14
Class A	$1,000.00	$1,014.73	2.03%	$10.14
Class B	$1,000.00	$1,011.01	2.78%	$13.86
Class C	$1,000.00	$1,011.01	2.78%	$13.86
Class I	$1,000.00	$1,015.97	1.78%	$8.90

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of June 30, 2010:
The GAMCO Global Convertible Securities Fund

Energy and Utilities	16.4%
Business Services	8.7%
Metals and Mining	8.5%
Health Care	7.8%
Computer Hardware	7.3%
U.S. Government Obligations	6.8%
Telecommunications	6.2%
Diversified Industrial	5.5%
Entertainment	5.5%
Financial Services	4.9%
Consumer Products	3.1%
Commercial Services	3.0%
Specialty Chemicals	2.8%
Equipment and Supplies	2.5%
Broadcasting	2.1%
Cable and Satellite	1.7%
Transportation	1.3%
Aviation	0.8%
Electronics	0.6%
Other Assets and Liabilities (Net)	4.5%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2010. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

3

The GAMCO Global Convertible Securities Fund
Schedule of Investments — June 30, 2010 (Unaudited)

Principal				Market
Amount			Cost	Value
		CONVERTIBLE CORPORATE BONDS — 77.2%
		Aviation — 0.8%
$50,000		Textron Inc., Ser. TXT, Cv., 4.500%, 05/01/13	$50,000	$72,625

		Broadcasting — 0.0%
400,000		Citadel Broadcasting Corp., Sub. Deb. Cv., Escrow, 4.000%, 02/15/11† (a)	0	0

		Business Services — 5.4%
100,000		Akamai Technologies Inc., Cv., 1.000%, 12/15/33	225,489	262,875
200,000		The Interpublic Group of Companies Inc., Cv., 4.250%, 03/15/23	187,972	201,250

			413,461	464,125

		Commercial Services — 3.0%
300,000		The Providence Service Corp., Sub. Deb. Cv., 6.500%, 05/15/14	271,177	257,250

		Computer Hardware — 7.3%
700,000		SanDisk Corp., Cv., 1.000%, 05/15/13	505,369	625,625

		Consumer Products — 3.1%
300,000		Eastman Kodak Co., Cv., 7.000%, 04/01/17 (b)	288,388	270,750

		Diversified Industrial — 5.5%
		GenCorp Inc., Sub. Deb. Cv.,
200,000		2.250%, 11/15/24	171,545	186,750
100,000		4.063%, 12/31/39 (b)	74,380	83,250
200,000		Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17 (b)	200,000	201,000

			445,925	471,000

		Electronics — 0.6%
52,000		Advanced Micro Devices Inc., Cv., 5.750%, 08/15/12	43,932	51,285

		Energy and Utilities — 14.5%
200,000		Cameron International Corp., Cv., 2.500%, 06/15/26	339,225	225,000
350,000		Covanta Holding Corp., Cv., 3.250%, 06/01/14	350,000	374,500
300,000		JA Solar Holdings Co. Ltd., Cv., 4.500%, 05/15/13	288,853	259,500
400,000		Transocean Ltd., Ser. A, Cv., 1.625%, 12/15/37	441,432	389,500

			1,419,510	1,248,500

		Entertainment — 5.5%
300,000		Rovi Corp., Cv., 2.625%, 08/15/11	291,580	416,625
50,000		Take-Two Interactive Software Inc., Cv., 4.375%, 06/01/14	50,000	53,437

			341,580	470,062

		Equipment and Supplies — 2.5%
200,000		Danaher Corp., Cv., Zero Coupon, 01/22/21	238,521	217,250

		Financial Services — 4.9%
200,000		CompuCredit Holdings Corp., Cv., 3.625%, 05/30/25	95,891	123,000
300,000		Janus Capital Group Inc., Cv., 3.250%, 07/15/14	300,000	302,250

			395,891	425,250

		Health Care — 6.6%
400,000		Chemed Corp., Cv., 1.875%, 05/15/14	360,863	370,500
200,000		Kinetic Concepts Inc., Cv., 3.250%, 04/15/15 (b)	162,152	193,500

			523,015	564,000

		Metals and Mining — 8.5%
100,000		Alcoa Inc., Cv., 5.250%, 03/15/14	100,000	171,250
200,000		Kinross Gold Corp., Cv., 1.750%, 03/15/28 (b)	202,280	194,000
250,000		Newmont Mining Corp., Cv., 1.625%, 07/15/17	327,505	361,563

			629,785	726,813

		Specialty Chemicals — 2.8%
250,000		Ferro Corp., Cv., 6.500%, 08/15/13	134,654	242,187

		Telecommunications — 6.2%
250,000		Level 3 Communications Inc., Cv., 2.875%, 07/15/10	249,593	249,063
20,000,000	(c)	Softbank Corp., Cv., 1.500%, 03/31/13	236,712	281,778

			486,305	530,841

		TOTAL CONVERTIBLE CORPORATE BONDS	6,187,513	6,637,563

		CORPORATE BONDS — 1.5%
		Energy and Utilities — 1.5%
200,000		Texas Competitive Electric Holdings Co. LLC, Ser. B (STEP), 10.250%, 11/01/15	115,847	133,000

See accompanying notes to financial statements.

4

The GAMCO Global Convertible Securities Fund
Schedule of Investments (Continued) — June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 10.0%
	Broadcasting — 2.1%
5,233	Citadel Broadcasting Corp., Cl. A†	$183,712	$183,712

	Business Services — 3.3%
2,000	Sperian Protection	283,949	281,256

	Cable and Satellite — 1.7%
13,600	British Sky Broadcasting Group plc	142,069	142,340

	Energy and Utilities — 0.4%
5,000	Scorpion Offshore Ltd.†	31,371	31,040

	Health Care — 1.2%
1,000	Millipore Corp.†	104,924	106,650

	Transportation — 1.3%
10,000	Arriva plc	118,630	114,298

	TOTAL COMMON STOCKS	864,655	859,296

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 6.8%
$585,000	U.S. Treasury Bills, 0.101% to 0.122%††, 07/08/10 to 09/23/10	584,903	584,883

	TOTAL INVESTMENTS — 95.5%	$7,752,918	8,214,742

	Other Assets and Liabilities (Net) — 4.5%		385,500

	NET ASSETS — 100.0%		$8,600,242

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2010, the market value of fair valued security amounted to $0 or 0.00% of net assets.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the market value of the Rule 144A security amounted to $942,500 or 10.96% of net assets.

(c)	Principal amount denoted in Japanese Yen.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.
STEP Step coupon bond. The rate disclosed is that in effect at June 30, 2010.

	% of
	Market	Market
	Value	Value
Geographic Diversification
North America	81.7%	$6,715,030
Latin America	8.3	680,040
Europe	6.6	537,894
Japan	3.4	281,778

	100.0%	$8,214,742

See accompanying notes to financial statements.

5

The GAMCO Global Convertible Securities Fund
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

Assets:
Investments, at value (cost $7,752,918)	$8,214,742
Foreign currency, at value (cost $1)	1
Deposit at broker	345,937
Cash	3,728
Receivable for investments sold	21,413
Receivable for Fund shares sold	1,878
Receivable from Adviser	753
Dividends and interest receivable	50,818
Prepaid expenses	18,929

Total Assets	8,658,199

Liabilities:
Payable for Fund shares redeemed	211
Payable for distribution fees	1,802
Payable for shareholder communications expenses	25,778
Payable for legal and audit fees	17,203
Payable for custodian fees	5,512
Payable for shareholder services fees	5,504
Other accrued expenses	1,947

Total Liabilities	57,957

Net Assets applicable to 2,309,800 shares outstanding	$8,600,242

Net Assets Consist of:
Paid-in capital	$10,534,698
Accumulated distributions in excess of net investment income	(6,106)
Accumulated net realized loss on investments, securities sold short, and foreign currency transactions	(2,389,980)
Net unrealized appreciation on investments	461,824
Net unrealized depreciation on foreign currency translations	(194)

Net Assets	$8,600,242

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($7,906,634 ÷2,118,571 shares outstanding; 75,000,000 shares authorized)	$3.73

Class A:
Net Asset Value and redemption price per share ($409,987 ÷ 109,566 shares outstanding; 50,000,000 shares authorized)	$3.74

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$3.97

Class B:
Net Asset Value and offering price per share ($1,505 ÷450 shares outstanding; 25,000,000 shares authorized)	$3.34 (a)

Class C:
Net Asset Value and offering price per share ($220,639 ÷ 64,806 shares outstanding; 25,000,000 shares authorized)	$3.40 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($61,477 ÷16,407 shares outstanding; 25,000,000 shares authorized)	$3.75

(a)	Redemption price varies based on the length of time held.
Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $450)	$13,268
Interest	173,687

Total Investment Income	186,955

Expenses:
Investment advisory fees	44,143
Distribution fees — Class AAA	10,143
Distribution fees — Class A	609
Distribution fees — Class B	8
Distribution fees — Class C	798
Custodian fees	16,335
Shareholder communications expenses	14,429
Legal and audit fees	13,633
Registration expenses	12,589
Shareholder services fees	10,434
Directors’ fees	639
Interest expense	578
Dividend expense on securities sold short	572
Miscellaneous expenses	4,522

Total Expenses	129,432

Less:
Expenses reimbursement (See Note 3)	(39,466)

Net Expenses	89,966

Net Investment Income	96,989

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency:
Net realized loss on investments	(318,847)
Net realized loss on securities sold short	(31,597)
Net realized gain on foreign currency transactions	23,139

Net realized loss on investments, securities sold short, and foreign currency transactions	(327,305)

Net change in unrealized appreciation/depreciation:
on investments	534,850
on foreign currency translations	(479)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	534,371

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency	207,066

Net Increase in Net Assets Resulting from Operations	$304,055

See accompanying notes to financial statements.

6

The GAMCO Global Convertible Securities Fund
Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2010		Year Ended
	(Unaudited)		December 31, 2009
Operations:
Net investment income	$96,989		$271,509
Net realized loss on investments, securities sold short, and foreign currency transactions	(327,305)		(380,058)
Net change in unrealized appreciation on investments and foreign currency translations	534,371		2,638,873

Net Increase in Net Assets Resulting from Operations	304,055		2,530,324

Distributions to Shareholders:
Net investment income
Class AAA	(91,618	)*	(290,133)
Class A	(5,153	)*	(12,599)
Class B	(14	)*	(83)
Class C	(1,945	)*	(4,698)
Class I	(788	)*	(2,234)

Total Distributions to Shareholders	(99,518)		(309,747)

Capital Share Transactions:
Class AAA	44,227		1,609,009
Class A	(79,400)		179,782
Class B	13		(3,035)
Class C	55,061		37,198
Class I	(7,490)		21,671

Net Increase in Net Assets from Capital Share Transactions	12,411		1,844,625

Redemption Fees	—		3,232

Net Increase in Net Assets	216,948		4,068,434

Net Assets:
Beginning of period	8,383,294		4,314,860

End of period (including undistributed net investment income of $0 and $0, respectively)	$8,600,242		$8,383,294

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
See accompanying notes to financial statements.

7

The GAMCO Global Convertible Securities Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

		Income												Ratios to Average
		from Investment Operations			Distributions									Net Assets/Supplemental Data
			Net													Operating		Operating
	Net Asset	Net	Realized and	Total		Net					Net Asset		Net Assets	Net		Expenses		Expenses		Dividend
Period	Value,	Investment	Unrealized	from	Net	Realized	Return				Value,		End of	Investment		Before		Net of		Expense on		Portfolio
Ended	Beginning	Income	Gain (Loss) on	Investment	Investment	Gain on	of	Total	Redemption		End of	Total	Period	Income		Reimburse-		Reimburse-		Securities		Turnover
December 31	of Period	(Loss)(a)	Investments	Operations	Income	Investments	Capital	Distributions	Fees(a)		Period	Return†	(in 000’s)	(Loss)		ment		ment††(b)		Sold Short		Rate
Class AAA
2010(c)	$3.64	$0.04	$0.09	$0.13	$(0.04)	—	—	$(0.04)	—		$3.73	3.6%	$7,907	2.21	%(d)	2.92	%(d)	2.03	%(d)	0.01	%(d)	27%
2009	2.62	0.12	1.03	1.15	(0.13)	—	—	(0.13)	$0.00	(e)	3.64	44.7	7,681	3.87		3.37		2.04		—		62
2008	4.77	0.08	(2.11)	(2.03)	(0.12)	—	—	(0.12)	0.00	(e)	2.62	(43.2)	4,000	1.88		3.38		2.02		—		110
2007	5.48	(0.04)	0.16	0.12	(0.19)	$(0.51)	$(0.13)	(0.83)	0.00	(e)	4.77	2.1	9,294	(0.70)		2.46		2.12		—		141
2006	6.22	0.08	0.44	0.52	(0.10)	(1.16)	—	(1.26)	0.00	(e)	5.48	8.4	10,691	1.21		2.14		2.02		—		130
2005	6.26	0.04	0.40	0.44	(0.17)	(0.32)	—	(0.49)	0.01		6.22	8.0	13,781	0.63		2.11		2.03		—		58
Class A
2010(c)	$3.65	$0.04	$0.09	$0.13	$(0.04)	—	—	$(0.04)	—		$3.74	3.6%	$410	2.19	%(d)	2.92	%(d)	2.03	%(d)	0.01	%(d)	27%
2009	2.63	0.12	1.03	1.15	(0.13)	—	—	(0.13)	$0.00	(e)	3.65	44.5	472	3.71		3.37		2.04		—		62
2008	4.78	0.10	(2.13)	(2.03)	(0.12)	—	—	(0.12)	0.00	(e)	2.63	(43.1)	196	2.78		3.38		2.02		—		110
2007	5.49	(0.04)	0.16	0.12	(0.19)	$(0.51)	$(0.13)	(0.83)	0.00	(e)	4.78	2.1	57	(0.69)		2.45		2.12		—		141
2006	6.23	0.08	0.44	0.52	(0.10)	(1.16)	—	(1.26)	0.00	(e)	5.49	8.4	49	1.24		2.14		2.02		—		130
2005	6.26	0.04	0.41	0.45	(0.17)	(0.32)	—	(0.49)	0.01		6.23	8.2	93	0.68		2.06		2.03		—		58
Class B
2010(c)	$3.27	$0.02	$0.08	$0.10	$(0.03)	—	—	$(0.03)	—		$3.34	3.1%	$1	1.41	%(d)	3.67	%(d)	2.78	%(d)	0.01	%(d)	27%
2009	2.36	0.10	0.91	1.01	(0.10)	—	—	(0.10)	$0.00	(e)	3.27	43.7	1	3.53		4.12		2.79		—		62
2008	4.34	0.02	(1.88)	(1.86)	(0.12)	—	—	(0.12)	0.00	(e)	2.36	(43.6)	4	0.56		4.13		2.77		—		110
2007	5.10	(0.08)	0.15	0.07	(0.19)	$(0.51)	$(0.13)	(0.83)	0.00	(e)	4.34	1.3	37	(1.49)		3.21		2.87		—		141
2006	5.91	0.03	0.42	0.45	(0.10)	(1.16)	—	(1.26)	0.00	(e)	5.10	7.6	42	0.47		2.89		2.77		—		130
2005	6.01	(0.01)	0.39	0.38	(0.17)	(0.32)	—	(0.49)	0.01		5.91	7.3	73	(0.13)		2.84		2.78		—		58
Class C
2010(c)	$3.33	$0.03	$0.07	$0.10	$(0.03)	—	—	$(0.03)	—		$3.40	3.1%	$221	1.47	%(d)	3.67	%(d)	2.78	%(d)	0.01	%(d)	27%
2009	2.41	0.09	0.94	1.03	(0.11)	—	—	(0.11)	$0.00	(e)	3.33	43.5	162	2.96		4.12		2.79		—		62
2008	4.43	0.04	(1.94)	(1.90)	(0.12)	—	—	(0.12)	0.00	(e)	2.41	(43.6)	86	1.11		4.13		2.77		—		110
2007	5.19	(0.09)	0.16	0.07	(0.19)	$(0.51)	$(0.13)	(0.83)	0.00	(e)	4.43	1.2	82	(1.65)		3.19		2.87		—		141
2006	5.99	0.04	0.42	0.46	(0.10)	(1.16)	—	(1.26)	0.00	(e)	5.19	7.8	164	0.57		2.90		2.77		—		130
2005	6.09	0.00 (e)	0.38	0.38	(0.17)	(0.32)	—	(0.49)	0.01		5.99	7.2	145	(0.01)		2.91		2.78		—		58
Class I
2010(c)	$3.66	$0.05	$0.09	$0.14	$(0.05)	—	—	$(0.05)	—		$3.75	3.7%	$61	2.47	%(d)	2.67	%(d)	1.78	%(d)	0.01	%(d)	27%
2009	2.63	0.13	1.04	1.17	(0.14)	—	—	(0.14)	$0.00	(e)	3.66	45.2	67	3.97		3.12		1.79		—		62
2008(f)	4.62	0.08	(1.95)	(1.87)	(0.12)	—	—	(0.12)	0.00	(e)	2.63	(41.2)	29	2.14	(d)	3.13	(d)	1.77	(d)	—		110

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

††	The ratios include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Historically, the ratios reflected operating expenses before the reduction for Custodian Fee Credits. If the ratios did not reflect a reduction for Custodian Fee Credits, the ratios for the years ended December 31, 2006 and 2005 would have been 2.03% and 2.03% (Class AAA), 2.03% and 2.04% (Class A), 2.78% and 2.78% (Class B and Class C), respectively. For the years ended December 31, 2008 and 2007, the effect of Custodian Fee Credits was minimal. For the six months ended June 30, 2010 and the year ended December 31, 2009, there were no Custodian Fee Credits.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	The Fund incurred interest expense during the six months ended June 30, 2010 and the years ended December 31, 2008, 2007, 2006, and 2005. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.02%, 2.00%, 2.00%, 2.00%, and 2.00% (Class AAA and Class A), 2.77%, 2.75%, 2.75%, 2.75%, and 2.75% (Class B and Class C), 1.77% and 1.75% (Class I), respectively. For the year ended December 31, 2009, the effect of interest expense was minimal. The Fund also incurred tax expense during the year ended December 31, 2009. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class B and Class C), and 1.75% (Class I), respectively.

(c)	For the six months ended June 30, 2010, unaudited.

(d)	Annualized.

(e)	Amount represents less than $0.005 per share.

(f)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.
See accompanying notes to financial statements.

8

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Unaudited)
1. Organization. The GAMCO Global Convertible Securities Fund (the “Fund”), a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is to obtain a high level of total return through a combination of income and capital appreciation. The Fund commenced investment operations on February 3, 1994.
2. Significant Accounting Policies. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

9

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued) (Unaudited)
dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 6/30/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds	—	$6,637,563	$6,637,563
Corporate Bonds	—	133,000	133,000
Common Stocks:
Broadcasting	—	183,712	183,712
Other Industries (a)	$675,584	—	675,584

Total Common Stocks	675,584	183,712	859,296

U.S. Government Obligations	—	584,883	584,883

TOTAL INVESTMENTS IN SECURITIES— ASSETS	$675,584	$7,539,158	$8,214,742

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.
There were no Level 3 investments held at June 30, 2010 or December 31, 2009.
In January 2010, the FASB issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the implications of this guidance on the Fund’s financial statements. The remainder of the amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has evaluated the impact of this guidance on the Fund’s financial statements and determined that there is no impact as of June 30, 2010.

10

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued) (Unaudited)
Derivative Financial Instruments.
The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at June 30, 2010, if any, are not accounted for as hedging instruments under GAAP.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the six months ended June 30, 2010, the Fund had no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

11

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued) (Unaudited)
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the six months ended June 30, 2010, the Fund had no investments in forward foreign exchange contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2010, there were no open repurchase agreements.
Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2010, there were no open securities sold short.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the

12

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued) (Unaudited)
difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations. There were no custodian fee credits earned during the six months ended June 30, 2010.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and

13

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued) (Unaudited)
foreign currency transactions held by the Fund and timing differences. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
The tax character of distributions paid during the year ended December 31, 2009 was $309,747 of ordinary income.
Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $2,062,653, which are available to reduce future required distributions of net capital gains to shareholders. $1,682,742 is available through 2016; and $379,911 is available through 2017.
The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at June 30, 2010:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$7,757,800	$726,356	$(269,414)	$456,942
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2010, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2009 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

14

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued) (Unaudited)
The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least May 1, 2011, at no more than 2.00%, 2.00%, 2.75%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class B, Class C, and Class I, respectively. For the six months ended June 30, 2010, the Adviser reimbursed the Fund in the amount of $39,466. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class B, Class C, and Class I, respectively. The agreements are renewable annually. At June 30, 2010, the cumulative amount which the Fund may repay the Adviser is $39,466, expiring December 31, 2012.
If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2010, other than short-term securities and U.S. Government obligations, aggregated $342,500 and $2,577,887, respectively.
Purchases of U.S. Government obligations for the six months ended June 30, 2010, other than short-term obligations, aggregated $1,918,231.
6. Transactions with Affiliates. During the six months ended June 30, 2010, the Fund paid brokerage commissions on security trades of $1,034 to Gabelli & Co. Additionally, Gabelli & Co. informed the Fund that it retained $101 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

15

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued) (Unaudited)
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. The Adviser did not seek a reimbursement during the six months ended June 30, 2010.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2010, there were no borrowings outstanding under the line of credit.
The average daily amount of borrowings outstanding under the line of credit in during the six months ended June 30, 2010 was $49,691 with a weighted average interest rate of 1.55%. The maximum amount borrowed at any time during the six months ended June 30, 2010 was $937,000.
8. Capital Stock. The Fund offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a front-end sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered through Gabelli & Co. and selected broker/dealers to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. There were no redemption fees during the six months ended June 30, 2010. The redemption fees retained by the Fund during the year ended December 31, 2009 amounted to $3,232. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

16

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued) (Unaudited)
Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2010		Year Ended
	(Unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	698,240	$2,636,985	2,392,236	$7,237,716
Shares issued upon reinvestment of distributions	22,806	86,853	86,461	273,175
Shares redeemed	(710,309)	(2,679,611)	(1,894,850)	(5,901,882)

Net increase	10,737	$44,227	583,847	$1,609,009

Class A
Shares sold	22,697	$85,695	60,175	$199,839
Shares issued upon reinvestment of distributions	710	2,713	1,356	4,456
Shares redeemed	(43,017)	(167,808)	(6,909)	(24,513)

Net increase/(decrease)	(19,610)	$(79,400)	54,622	$179,782

Class B
Shares issued upon reinvestment of distributions	4	$13	30	$88
Shares redeemed	—	—	(1,163)	(3,123)

Net increase/(decrease)	4	$13	(1,133)	$(3,035)

Class C
Shares sold	27,314	$94,566	23,071	$64,512
Shares issued upon reinvestment of distributions	349	1,210	499	1,483
Shares redeemed	(11,547)	(40,715)	(10,579)	(28,797)

Net increase	16,116	$55,061	12,991	$37,198

Class I
Shares sold	566	$2,142	8,794	$26,906
Shares issued upon reinvestment of distributions	203	777	692	2,234
Shares redeemed	(2,677)	(10,409)	(2,269)	(7,469)

Net increase/(decrease)	(1,908)	$(7,490)	7,217	$21,671

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

17

The GAMCO Global Convertible Securities Fund
Notes to Financial Statements (Continued) (Unaudited)
10. Other Matters. On April 24, 2008, the Investment Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In an administrative order that was entered in connection with the settlement, the SEC found that the Investment Adviser had willfully violated Section 206(2) of the Investment Advisers Act of 1940, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Investment Adviser, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws. The SEC’s order also noted the cooperation that the Investment Adviser gave the staff of the SEC. The settlement will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Investment Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Investment Adviser and the funds. The court dismissed certain claims, finding that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court, in response to a motion by the SEC, subsequently dismissed the remaining remedy without prejudice against the officer, which would allow the SEC to appeal the court’s rulings. The Investment Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

18

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO Global Series Funds, Inc.
The GAMCO Global Convertible Securities Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	John D. Gabelli
Chairman and Chief	Senior Vice President
Executive Officer	Gabelli & Company, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Arthur V. Ferrara	Salvatore J. Zizza
Former Chairman and	Chairman
Chief Executive Officer	Zizza & Co., Ltd.
Guardian Life Insurance
Company of America

Officers*

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Joseph H. Egan
Acting Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

*	Agnes Mullady, Treasurer, is on a leave of absence.
This report is submitted for the general information of the shareholders of The GAMCO Global Convertible Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB441Q210SR
GAMCO
The GAMCO Global Convertible Securities Fund
SEMI ANNUAL REPORT
JUNE 30, 2010

The GAMCO Global Growth Fund
Semi-Annual Report – June 30, 2010

Caesar Bryan	Howard Ward
To Our Shareholders,
     For the quarter ended June 30, 2010, the net asset value (“NAV”) per share of The GAMCO Global Growth Fund’s (the “Fund”) Class AAA Shares declined 13.70%, while the Morgan Stanley Capital International All Country (“MSCI AC”) World Index and the Lipper Global Multi-Cap Core Fund Average decreased 11.96% and 11.59%, respectively. For the year ended June 30, 2010, the Fund rose 8.78% versus increases of 12.30% and 11.51% for the MSCI AC World Index and the Lipper Global Multi-Cap Core Fund Average, respectively.
     Enclosed are the financial statements and the investment portfolio as of June 30, 2010.
Comparative Results
Average Annual Returns through June 30, 2010 (a) (Unaudited)

													Since
			Year to										Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year		(2/7/94)
GAMCO Global Growth Fund Class AAA	(13.70)%		(11.64)%		8.78%		(8.91)%		1.20%		(4.14)%		7.24%
MSCI AC World Index	(11.96)		(9.11)		12.30		(10.01)		1.69		0.20		5.35
Lipper Global Multi-Cap Core Fund Average	(11.59)		(8.33)		11.51		(10.69)		0.00		0.69		5.59
Class A	(13.74)		(11.64)		8.72		(8.91)		1.19		(4.13)		7.24
	(18.70	)(b)	(16.72	)(b)	2.47	(b)	(10.69	)(b)	0.00	(b)	(4.70	)(b)	6.86 (b)
Class B	(13.89)		(11.97)		7.98		(9.60)		0.43		(4.84)		6.76
	(18.20	)(c)	(16.37	)(c)	2.98	(c)	(10.51	)(c)	0.04	(c)	(4.84)		6.76
Class C	(13.89)		(11.96)		7.94		(9.60)		0.44		(4.87)		6.74
	(14.75	)(d)	(12.84	)(d)	6.94	(d)	(9.60)		0.44		(4.87)		6.74
Class I	(13.68)		(11.53)		9.07		(8.69)		1.34		(4.07)		7.29

In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.97%, 1.97%, 2.72%, 2.72%, and 1.72%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on March 2, 2000, May 5, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The MSCI AC World Index is an unmanaged indicator of stock market performance, while the Lipper Global Multi-Cap Core Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The GAMCO Global Growth Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2010 through June 30, 2010	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/10	06/30/10	Ratio	Period*

The GAMCO Global Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$883.60	1.86%	$8.69
Class A	$1,000.00	$883.60	1.86%	$8.69
Class B	$1,000.00	$880.30	2.61%	$12.17
Class C	$1,000.00	$880.40	2.61%	$12.17
Class I	$1,000.00	$884.70	1.61%	$7.52

Hypothetical 5% Return
Class AAA	$1,000.00	$1,015.57	1.86%	$9.30
Class A	$1,000.00	$1,015.57	1.86%	$9.30
Class B	$1,000.00	$1,011.85	2.61%	$13.02
Class C	$1,000.00	$1,011.85	2.61%	$13.02
Class I	$1,000.00	$1,016.81	1.61%	$8.05

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of June 30, 2010:
The GAMCO Global Growth Fund

Information Technology	18.2%
Materials	16.6%
Industrials	16.4%
Energy	15.5%
Consumer Staples	9.9%
Financials	9.6%
Health Care	6.9%
Consumer Discretionary	6.9%
Other Assets and Liabilities (Net)	0.0%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2010. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The GAMCO Global Growth Fund
Schedule of Investments — June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 100.0%
	INFORMATION TECHNOLOGY — 18.2%
8,000	Adobe Systems Inc.†	$297,832	$211,440
10,000	Apple Inc.†	1,684,249	2,515,300
5,500	Canon Inc.	302,383	204,982
23,700	Cisco Systems Inc.†	651,365	505,047
16,000	Corning Inc.	417,011	258,400
9,000	FLIR Systems Inc.†	379,318	261,810
4,000	Google Inc., Cl. A†	1,893,490	1,779,800
22,000	Intel Corp.	499,247	427,900
5,300	International Business Machines Corp.	650,697	654,444
3,400	Keyence Corp.	638,916	786,224
3,000	MasterCard Inc., Cl. A	548,872	598,590
36,500	Microsoft Corp.	1,030,743	839,865
9,000	QUALCOMM Inc.	397,520	295,560
4,700	Research In Motion Ltd.†	611,289	231,522
9,000	Trimble Navigation Ltd.†	343,999	252,000
10,000	Visa Inc., Cl. A	630,430	707,500

	TOTAL INFORMATION TECHNOLOGY	10,977,361	10,530,384

	MATERIALS — 16.6%
30,200	Agnico-Eagle Mines Ltd.	1,705,671	1,835,556
6,950	Anglo American plc†	272,680	242,174
17,000	Barrick Gold Corp.	776,621	771,970
6,000	BHP Billiton plc	95,357	155,571
12,800	Freeport-McMoRan Copper & Gold Inc.	484,903	756,864
15,000	Goldcorp Inc.	590,936	657,750
14,666	Lonmin plc†	530,588	306,233
12,500	Monsanto Co.	868,100	577,750
17,300	Newmont Mining Corp.	850,033	1,068,102
10,600	Potash Corp. of Saskatchewan Inc.	919,030	914,144
6,300	Rio Tinto plc	195,062	276,660
9,200	Rio Tinto plc, ADR	347,465	401,120
11,500	The Mosaic Co.	351,006	448,270
40,000	Tokai Carbon Co. Ltd.	164,086	187,230
20,200	Vale SA, ADR	402,699	491,870
38,600	Xstrata plc	373,530	505,427

	TOTAL MATERIALS	8,927,767	9,596,691

	INDUSTRIALS — 16.4%
15,000	ABB Ltd., ADR	488,103	259,200
5,500	Bouygues SA	186,089	212,309
6,000	Cummins Inc.	152,117	390,780
13,200	Eaton Corp.	983,382	863,808
11,000	Emerson Electric Co.	489,272	480,590
3,700	Fanuc Ltd.	325,019	417,814
6,600	Flowserve Corp.	502,708	559,680
14,000	ITT Corp.	661,834	628,880
39,000	Jardine Matheson Holdings Ltd.	1,038,818	1,364,915
7,000	Joy Global Inc.	147,794	350,630
13,000	Komatsu Ltd.	409,021	234,080
10,000	PACCAR Inc.	271,373	398,700
5,100	Precision Castparts Corp.	606,804	524,892
6,000	Rockwell Collins Inc.	308,390	318,780
45,000	Rolls-Royce Group plc†	388,160	375,605
4,050,000	Rolls-Royce Group plc, Cl. C†	6,218	6,051
5,000	Secom Co. Ltd.	186,467	222,030
7,300	Siemens AG	709,053	652,911
3,000	SMA Solar Technology AG	237,998	307,272
7,000	United Technologies Corp.	368,682	454,370
11,000	Vestas Wind Systems A/S†	834,574	457,777

	TOTAL INDUSTRIALS	9,301,876	9,481,074

	ENERGY — 15.5%
10,500	Apache Corp.	1,074,039	883,995
41,000	Chesapeake Energy Corp.	1,022,506	858,950
16,372	Devon Energy Corp.	1,371,779	997,382
5,000	EOG Resources Inc.	453,888	491,850
23,800	Hess Corp.	1,606,756	1,198,092
7,000	Murphy Oil Corp.	495,578	346,850
12,000	Occidental Petroleum Corp.	754,037	925,800
32,000	Petroleo Brasileiro SA, ADR	1,330,858	953,600
10,000	Saipem SpA	240,421	304,583
25,000	Southwestern Energy Co.†	1,081,233	966,000
23,700	Ultra Petroleum Corp.†	1,205,526	1,048,725

	TOTAL ENERGY	10,636,621	8,975,827

	CONSUMER STAPLES — 9.9%
9,000	Colgate-Palmolive Co.	751,155	708,840
6,300	Costco Wholesale Corp.	361,262	345,429
8,371	Danone	487,119	448,772
70,000	Davide Campari — Milano SpA	154,127	343,526
21,500	Diageo plc	276,121	337,720
14,400	Nestlé SA	569,650	694,351
6,600	PepsiCo Inc.	396,288	402,270
4,456	Pernod-Ricard SA	266,825	345,631
46,000	Tesco plc	395,588	259,505
16,000	The Coca-Cola Co.	905,545	801,920
12,500	The Procter & Gamble Co.	772,437	749,750
11,100	Woolworths Ltd.	182,007	251,249

	TOTAL CONSUMER STAPLES	5,518,124	5,688,963

See accompanying notes to financial statements.

4

The GAMCO Global Growth Fund
Schedule of Investments (Continued) — June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	FINANCIALS — 9.6%
5,300	BlackRock Inc.	$1,112,665	$760,020
50,000	Cheung Kong (Holdings) Ltd.	646,013	577,039
1,533	China Life Insurance Co. Ltd., ADR	35,142	99,951
10,000	Julius Baer Group Ltd.	325,823	285,126
14,000	Northern Trust Corp.	760,359	653,800
17,300	Schroders plc	253,505	311,363
40,000	Standard Chartered plc	533,572	974,015
7,000	State Street Corp.	336,360	236,740
25,000	Sun Hung Kai Properties Ltd.	370,825	341,899
66,000	Swire Pacific Ltd., Cl. A	696,237	749,182
39,000	The Charles Schwab Corp.	625,079	553,020

	TOTAL FINANCIALS	5,695,580	5,542,155

	HEALTH CARE — 6.9%
8,700	Abbott Laboratories	442,588	406,986
6,000	Baxter International Inc.	350,906	243,840
4,200	Becton, Dickinson and Co.	308,903	284,004
5,000	Celgene Corp.†	309,571	254,100
5,800	Gilead Sciences Inc.†	270,658	198,824
6,600	Hisamitsu Pharmaceutical Co. Inc.	159,368	261,793
6,000	Novo Nordisk A/S, Cl. B	407,302	484,756
2,600	Roche Holding AG	255,977	357,869
10,400	St. Jude Medical Inc.†	441,125	375,336
6,300	Stryker Corp.	365,724	315,378
4,400	Takeda Pharmaceutical Co. Ltd.	214,043	188,992
5,000	Teva Pharmaceutical Industries Ltd., ADR	272,022	259,950
7,000	Varian Medical Systems Inc.†	356,133	365,960

	TOTAL HEALTH CARE	4,154,320	3,997,788

	CONSUMER DISCRETIONARY — 6.9%
1,100	Amazon.com Inc.†	78,220	120,186
25,000	British Sky Broadcasting Group plc	358,450	261,044
4,000	Christian Dior SA	265,086	383,929
5,500	Coach Inc.	219,928	201,025
10,314	Compagnie Financiere Richemont SA, Cl. A	172,012	360,086
15,300	Hennes & Mauritz AB, Cl. B	327,584	420,480
21,500	Johnson Controls Inc.	700,665	577,705
10,000	Next plc	347,050	298,145
3,200	NIKE Inc., Cl. B	174,435	216,160
13,000	Nikon Corp.	312,574	224,040
3,000	Polo Ralph Lauren Corp.	169,224	218,880
8,000	The Swatch Group AG	449,094	408,828
7,000	Tiffany & Co.	256,914	265,370

	TOTAL CONSUMER DISCRETIONARY	3,831,236	3,955,878

	TOTAL COMMON STOCKS	59,042,885	57,768,760

	TOTAL INVESTMENTS — 100.0%	$59,042,885	57,768,760

	Other Assets and Liabilities (Net) — 0.0%		(13,277)

	NET ASSETS — 100.0%		$57,755,483

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	66.7%	$38,513,881
Europe	20.2	11,697,988
Asia/Pacific Rim	5.9	3,384,236
Japan	4.7	2,727,185
Latin America	2.5	1,445,470

	100.0%	$57,768,760

See accompanying notes to financial statements.

5

The GAMCO Global Growth Fund
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

Assets:
Investments, at value (cost $59,042,885)	$57,768,760
Cash	74,931
Receivable for investments sold	83,503
Receivable for Fund shares sold	2,455
Dividends receivable	97,741
Prepaid expenses	28,664

Total Assets	58,056,054

Liabilities:
Payable for Fund shares redeemed	87,119
Payable for investment advisory fees	50,369
Payable for distribution fees	12,709
Payable for accounting fees	7,500
Payable for shareholder communications expenses	58,029
Payable for shareholder services fees	26,683
Payable for audit fees	25,942
Payable for legal fees	21,490
Other accrued expenses	10,730

Total Liabilities	300,571

Net Assets applicable to 3,068,632 shares outstanding	$57,755,483

Net Assets Consist of:
Paid-in capital	$103,008,774
Accumulated net investment loss	(178,739)
Accumulated net realized loss on investments and foreign currency transactions	(43,801,644)
Net unrealized depreciation on investments	(1,274,125)
Net unrealized appreciation on foreign currency translations	1,217

Net Assets	$57,755,483

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($56,190,483 ÷ 2,984,495 shares outstanding; 75,000,000 shares authorized)	$18.83

Class A:
Net Asset Value and redemption price per share ($905,449 ÷ 48,080 shares outstanding; 50,000,000 shares authorized)	$18.83

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$19.98

Class B:
Net Asset Value and offering price per share ($97,046 ÷ 5,475 shares outstanding; 25,000,000 shares authorized)	$17.73 (a)

Class C:
Net Asset Value and offering price per share ($194,166 ÷ 10,990 shares outstanding; 25,000,000 shares authorized)	$17.67 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($368,339 ÷ 19,592 shares outstanding; 25,000,000 shares authorized)	$18.80

(a)	Redemption price varies based on the length of time held.
Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $15,608)	$526,841
Interest	204

Total Investment Income	527,045

Expenses:
Investment advisory fees	328,450
Distribution fees – Class AAA	79,740
Distribution fees – Class A	1,356
Distribution fees – Class B	608
Distribution fees – Class C	1,363
Shareholder services fees	47,030
Shareholder communications expenses	34,569
Custodian fees	30,611
Accounting fees	22,500
Legal and audit fees	21,009
Registration expenses	19,771
Directors’ fees	4,924
Interest expense	290
Miscellaneous expenses	19,940

Total Expenses	612,161

Net Investment Loss	(85,116)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	592,544
Net realized loss on foreign currency transactions	(2,848)

Net realized gain on investments and foreign currency transactions	589,696

Net change in unrealized depreciation:
on investments	(8,190,350)
on foreign currency translations	(3,223)

Net change in unrealized depreciation on investments and foreign currency translations	(8,193,573)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(7,603,877)

Net Decrease in Net Assets Resulting from Operations	$(7,688,993)

See accompanying notes to financial statements.

6

The GAMCO Global Growth Fund
Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Operations:
Net investment loss	$(85,116)	$(176,494)
Net realized gain/(loss) on investments and foreign currency transactions	589,696	(1,975,363)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(8,193,573)	23,834,576

Net Increase/(Decrease) in Net Assets Resulting from Operations	(7,688,993)	21,682,719

Distributions to Shareholders:
Net investment income
Class I	—	(47)

Return of capital
Class I	—	(279)

Total Distributions to Shareholders	—	(326)

Capital Share Transactions:
Class AAA	(3,625,259)	(5,089,994)
Class A	(88,153)	(208,076)
Class B	(27,816)	(43)
Class C	(94,046)	73,614
Class I	(24,033)	(604,075)

Net Decrease in Net Assets from Capital Share Transactions	(3,859,307)	(5,828,574)

Redemption Fees	5	163

Net Increase/(Decrease) in Net Assets	(11,548,295)	15,853,982

Net Assets:
Beginning of period	69,303,778	53,449,796

End of period (including undistributed net investment income of $0 and $0, respectively)	$57,755,483	$69,303,778

See accompanying notes to financial statements.

7

The GAMCO Global Growth Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

														Ratios to Average Net Assets/
		Income from Investment Operations				Distributions								Supplemental Data
				Net
	Net Asset	Net		Realized and	Total						Net Asset		Net Assets	Net
Period	Value,	Investment		Unrealized	from	Net					Value,		End of	Investment				Portfolio
Ended	Beginning	Income		Gain (Loss) on	Investment	Investment		Return of	Total	Redemption	End of	Total	Period	Income		Operating		Turnover
December 31	of Period	(Loss)(a)		Investments	Operations	Income		Capital	Distributions	Fees(a)(b)	Period	Return†	(in 000’s)	(Loss)		Expenses††(c)		Rate
Class AAA
2010(d)	$21.31	$(0.03)		$(2.45)	$(2.48)	—		—	—	$0.00	$18.83	(11.6)%	$56,191	(0.26	)%(e)	1.86	%(e)	23%
2009	14.91	(0.05)		6.45	6.40	—		—	—	0.00	21.31	42.9	67,292	(0.29)		1.97		45
2008	26.89	(0.02)		(11.86)	(11.88)	$(0.10)		—	$(0.10)	0.00	14.91	(44.2)	51,441	(0.07)		1.80		67
2007	22.93	0.09		3.96	4.05	(0.09)		—	(0.09)	0.00	26.89	17.7	104,421	0.37		1.74		42
2006	20.43	0.06		2.50	2.56	(0.06)		—	(0.06)	0.00	22.93	12.5	100,883	0.26		1.78		46
2005	17.98	0.02		2.45	2.47	(0.02)		—	(0.02)	0.00	20.43	13.7	108,433	0.11		1.79		33
Class A
2010(d)	$21.31	$(0.03)		$(2.45)	$(2.48)	—		—	—	$0.00	$18.83	(11.6)%	$905	(0.26	)%(e)	1.86	%(e)	23%
2009	14.91	(0.06)		6.46	6.40	—		—	—	0.00	21.31	42.9	1,115	(0.32)		1.97		45
2008	26.88	(0.02)		(11.86)	(11.88)	$(0.09)		—	$(0.09)	0.00	14.91	(44.2)	1,006	(0.09)		1.80		67
2007	22.93	0.11		3.95	4.06	(0.11)		—	(0.11)	0.00	26.88	17.7	2,224	0.43		1.74		42
2006	20.43	0.06		2.50	2.56	(0.06)		—	(0.06)	0.00	22.93	12.5	1,294	0.28		1.78		46
2005	18.01	0.01		2.45	2.46	(0.04)		—	(0.04)	0.00	20.43	13.7	1,150	0.03		1.79		33
Class B
2010(d)	$20.14	$(0.10)		$(2.31)	$(2.41)	—		—	—	$0.00	$17.73	(12.0)%	$97	(1.03	)%(e)	2.61	%(e)	23%
2009	14.19	(0.18)		6.13	5.95	—		—	—	0.00	20.14	41.9	139	(1.05)		2.72		45
2008	25.63	(0.18)		(11.26)	(11.44)	—		—	—	0.00	14.19	(44.6)	98	(0.83)		2.55		67
2007	21.94	(0.09)		3.78	3.69	—		—	—	0.00	25.63	16.8	270	(0.36)		2.49		42
2006	19.65	(0.10)		2.39	2.29	—		—	—	0.00	21.94	11.7	225	(0.49)		2.53		46
2005	17.41	(0.12)		2.36	2.24	—		—	—	0.00	19.65	12.9	202	(0.67)		2.53		33
Class C
2010(d)	$20.07	$(0.10)		$(2.30)	$(2.40)	—		—	—	$0.00	$17.67	(12.0)%	$194	(1.02	)%(e)	2.61	%(e)	23%
2009	14.15	(0.19)		6.11	5.92	—		—	—	0.00	20.07	41.8	317	(1.11)		2.72		45
2008	25.54	(0.21)		(11.18)	(11.39)	—		—	—	0.00	14.15	(44.6)	168	(0.98)		2.55		67
2007	21.87	(0.03)		3.70	3.67	—		—	—	0.00	25.54	16.8	428	(0.11)		2.49		42
2006	19.58	(0.09)		2.38	2.29	—		—	—	0.00	21.87	11.7	275	(0.42)		2.53		46
2005	17.35	(0.16)		2.39	2.23	—		—	—	0.00	19.58	12.9	236	(0.90)		2.52		33
Class I
2010(d)	$21.25	$(0.00	)(b)	$(2.45)	$(2.45)	—		—	—	$0.00	$18.80	(11.5)%	$368	(0.00	)%(b)(e)	1.61	%(e)	23%
2009	14.83	0.00	(b)	6.44	6.44	$(0.00	)(b)	$(0.02)	$(0.02)	0.00	21.25	43.4	441	0.02		1.72		45
2008(f)	25.35	0.06		(10.36)	(10.30)	(0.22)		—	(0.22)	0.00	14.83	(40.6)	737	0.28	(e)	1.55	(e)	67

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	The ratios include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Historically, the ratios reflected operating expenses before the reduction for Custodian Fee Credits. If the ratios did not reflect a reduction for Custodian Fee Credits, the ratios for the year ended December 31, 2005 would have been 1.79%, 1.79%, 2.54%, and 2.52% for Class AAA, Class A, Class B, and Class C, respectively. For the years ended December 31, 2008 and 2007, the effect of Custodian Fee Credits was minimal. For the six months ended June 30, 2010 and the years ended December 31, 2009 and 2006 there were no Custodian Fee Credits.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund incurred interest expense during the years ended December 31, 2007. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.73%, (Class AAA and Class A), 2.48%, (Class B and Class C), respectively. For the six months ended June 30, 2010 and the years ended December 31, 2009, 2008, and 2006, the effect of interest expense was minimal. For the year ended December 31, 2005, there was no interest expense.

(d)	For the six months ended June 30, 2010, unaudited.

(e)	Annualized.

(f)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.
See accompanying notes to financial statements.

8

The GAMCO Global Growth Fund
Notes to Financial Statements (Unaudited)
1. Organization. The GAMCO Global Growth Fund (the “Fund”), a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on February 7, 1994.
2. Significant Accounting Policies. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

9

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 6/30/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Information Technology	$9,539,178	$991,206	$10,530,384
Materials	7,923,396	1,673,295	9,596,691
Industrials	5,230,310	4,250,764	9,481,074
Energy	8,671,244	304,583	8,975,827
Consumer Staples	3,008,209	2,680,754	5,688,963
Financials	2,303,531	3,238,624	5,542,155
Health Care	2,704,378	1,293,410	3,997,788
Consumer Discretionary	1,599,326	2,356,552	3,955,878

Total Common Stocks	40,979,572	16,789,188	57,768,760

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$40,979,572	$16,789,188	$57,768,760

The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.
There were no Level 3 investments held at June 30, 2010 or December 31, 2009.
In January 2010, the FASB issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the implications of this guidance on the Fund’s financial statements. The remainder of the amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has evaluated the impact of this guidance on the Fund’s financial statements and determined that there is no impact as of June 30, 2010.

10

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
Derivative Financial Instruments.
The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at June 30, 2010, if any, are not accounted for as hedging instruments under GAAP.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the six months ended June 30, 2010, the Fund had no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency,

11

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the six months ended June 30, 2010, the Fund had no investments in forward foreign exchange contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2010, there were no open repurchase agreements.
Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. The Fund did not hold any short positions as of June 30, 2010.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.

12

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations. There were no custodian fee credits earned during the six months ended June 30, 2010.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or

13

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to recharacterization of distributions, reclassification of capital gains on passive foreign investment companies, and write-offs of net operating loss. These reclassifications have no impact on the NAV of the Fund.
The tax character of distributions paid during the year ended December 31, 2009 was as follows:

Distributions paid from:
Ordinary income	$47
Return of capital	279

Total distributions paid	$326

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $44,246,325, which are available to reduce future required distributions of net capital gains to shareholders. $39,969,418 is available through 2010; $1,279,768 is available through 2011; $1,126,497 is available through 2016; and $1,870,642 is available through 2017.
During the year ended December 31, 2009, $4,251,022 of the capital loss carryforwards expired.
The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at June 30, 2010:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Investments	$59,274,081	$5,857,275	$(7,362,596)	$(1,505,321)
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2010, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2009 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program

14

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2010, other than short-term securities and U.S. Government obligations, aggregated $15,019,934 and $18,353,103, respectively.
6. Transactions with Affiliates. During the six months ended June 30, 2010, the Fund paid brokerage commissions on security trades of $773 to Gabelli & Co. Additionally, Gabelli & Co. informed the Fund that it retained $263 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2010, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2010, there were no borrowings outstanding under the line of credit.
The average daily amount of borrowings outstanding under the line of credit during six months ended June 30, 2010 was $713 with a weighted average interest rate of 1.55%. The maximum amount borrowed at any time during the six months ended June 30, 2010 was $129,000.

15

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
8. Capital Stock. The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered through Gabelli & Co. and selected broker/delaers to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during six months ended June 30, 2010 and the year ended December 31, 2009 amounted to $5 and $163, respectively. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

16

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2010		Year Ended
	(Unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	55,039	$1,167,468	134,210	$2,361,113
Shares redeemed	(228,868)	(4,792,727)	(426,709)	(7,451,107)

Net decrease	(173,829)	$(3,625,259)	(292,499)	$(5,089,994)

Class A
Shares sold	4,590	$100,873	7,710	$154,248
Shares redeemed	(8,827)	(189,026)	(22,874)	(362,324)

Net decrease	(4,237)	$(88,153)	(15,164)	$(208,076)

Class B
Shares redeemed	(1,431)	$(27,816)	(3)	$(43)

Net decrease	(1,431)	$(27,816)	(3)	$(43)

Class C
Shares sold	299	$6,263	8,951	$162,129
Shares redeemed	(5,115)	(100,309)	(5,013)	(88,515)

Net increase/(decrease)	(4,816)	$(94,046)	3,938	$73,614

Class I
Shares sold	1,939	$40,528	7,189	$128,160
Shares issued upon reinvestment of distributions	—	—	14	297
Shares redeemed	(3,089)	(64,561)	(36,124)	(732,532)

Net decrease	(1,150)	$(24,033)	(28,921)	$(604,075)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

17

The GAMCO Global Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
10. Other Matters. On April 24, 2008, the Investment Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In an administrative order that was entered in connection with the settlement, the SEC found that the Investment Adviser had willfully violated Section 206(2) of the Investment Advisers Act of 1940, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Investment Adviser, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws. The SEC’s order also noted the cooperation that the Investment Adviser gave the staff of the SEC. The settlement will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Investment Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Investment Adviser and the funds. The court dismissed certain claims, finding that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court, in response to a motion by the SEC, subsequently dismissed the remaining remedy without prejudice against the officer, which would allow the SEC to appeal the court’s rulings. The Investment Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

18

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO Global Series Funds, Inc.
The GAMCO Global Growth Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA
Chairman and Chief
Executive Officer
GAMCO Investors, Inc.
E. Val Cerutti
Chief Executive Officer
Cerutti Consultants, Inc.
Anthony J. Colavita
Attorney-at-Law
Anthony J. Colavita, P.C.
Arthur V. Ferrara
Former Chairman and
Chief Executive Officer
Guardian Life Insurance
Company of America
John D. Gabelli
Senior Vice President
Gabelli & Company, Inc.
Werner J. Roeder, MD
Medical Director
Lawrence Hospital
Anthonie C. van Ekris
Chairman
BALMAC International, Inc.
Salvatore J. Zizza
Chairman
Zizza & Co., Ltd.

Officers*

Bruce N. Alpert
President and Secretary
Joseph H. Egan
Acting Treasurer
Peter D. Goldstein
Chief Compliance Officer

Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

* Agnes Mullady, Treasurer, is on a leave of absence.
This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB442Q210SR
GAMCO
The
GAMCO Global Growth Fund
SEMI ANNUAL REPORT
JUNE 30, 2010

The GAMCO Global Opportunity Fund
Semi-Annual Report — June 30, 2010

Caesar Bryan
To Our Shareholders,
     For the quarter ended June 30, 2010, the net asset value (“NAV”) per share of The GAMCO Global Opportunity Fund’s (the “Fund”) Class AAA Shares declined 13.64% while the Morgan Stanley Capital International All Country (“MSCI AC”) World Index and the Lipper Global Multi-Cap Growth Fund Average fell 11.96% and 10.65%, respectively. For the year ended June 30, 2010, the Fund rose 10.49% versus increases of 12.30% and 14.65% for the MSCI AC World Index and the Lipper Global Multi-Cap Growth Fund Average, respectively.
     Enclosed are the financial statements and the investment portfolio as of June 30, 2010.
Comparative Results
Average Annual Returns through June 30, 2010 (a) (Unaudited)

													Since
			Year to										Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year		(5/11/98)
GAMCO Global Opportunity Fund Class AAA	(13.64)%		(11.55)%		10.49%		(9.69)%		1.57%		(0.69)%		5.03%
MSCI AC World Index	(11.96)		(9.11)		12.30		(10.01)		1.69		0.20		2.41
Lipper Global Multi-Cap Growth Fund Average	(10.65)		(7.86)		14.65		(7.41)		2.42		0.69		2.13
Class A	(13.68)		(11.59)		10.47		(9.68)		1.56		(0.67)		5.03
	(18.65	)(b)	(16.67	)(b)	4.11	(b)	(11.45	)(b)	0.36	(b)	(1.26	)(b)	4.52 (b)
Class B	(13.89)		(11.93)		9.63		(10.37)		0.79		(1.40)		4.41
	(18.19	)(c)	(16.34	)(c)	4.63	(c)	(11.27	)(c)	0.40	(c)	(1.40)		4.41
Class C	(13.86)		(11.92)		9.56		(10.43)		0.75		(1.01)		4.75
	(14.72	)(d)	(12.80	)(d)	8.56	(d)	(10.43)		0.75		(1.01)		4.75
Class I	(13.64)		(11.44)		10.73		(9.49)		1.70		(0.62)		5.09
In the current prospectus, the gross expense ratios for Class AAA, A, B, C, and I Shares are 2.72%, 2.72%, 3.47%, 3.47%, and 2.47%, respectively. The net expense ratios in the current prospectus for these share classes are 2.05%, 2.05%, 2.80%, 2.80%, and 1.80%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on March 12, 2000, August 16, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower for the periods starting prior to August 16, 2000 and November 23, 2001, respectively, due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The MSCI AC World Index is an unmanaged indicator of stock market performance, while the Lipper Global Multi-Cap Growth Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The GAMCO Global Opportunity Fund Disclosure of Fund Expenses (Unaudited) For the Six Month Period from January 1, 2010 through June 30, 2010	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/10	06/30/10	Ratio	Period*

The GAMCO Global Opportunity Fund
Actual Fund Return
Class AAA	$1,000.00	$884.50	2.01%	$9.39
Class A	$1,000.00	$884.10	2.01%	$9.39
Class B	$1,000.00	$880.70	2.76%	$12.87
Class C	$1,000.00	$880.80	2.76%	$12.87
Class I	$1,000.00	$885.60	1.76%	$8.23

Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.83	2.01%	$10.04
Class A	$1,000.00	$1,014.83	2.01%	$10.04
Class B	$1,000.00	$1,011.11	2.76%	$13.76
Class C	$1,000.00	$1,011.11	2.76%	$13.76
Class I	$1,000.00	$1,016.08	1.76%	$8.80

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of June 30, 2010:
The GAMCO Global Opportunity Fund

Consumer Staples	19.0%
Materials	17.5%
Industrials	14.3%
Energy	13.4%
Health Care	10.3%
Information Technology	7.5%
Consumer Discretionary	7.4%
Financial Services	6.1%
Telecommunication Services	2.6%
Utilities	1.3%
Other Assets and Liabilities (Net)	0.6%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2010. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The GAMCO Global Opportunity Fund
Schedule of Investments — June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 99.4%
	CONSUMER STAPLES — 19.0%
10,113	British American Tobacco plc	$304,112	$320,944
7,000	Constellation Brands Inc., Cl. A†	108,808	109,340
1,300	Danone	77,722	69,693
7,000	Diageo plc	97,896	109,955
2,280	Dr. Pepper Snapple Group Inc.	54,395	85,249
9,000	General Mills Inc.	223,204	319,680
5,000	Heineken Holding NV	233,715	182,661
25	Japan Tobacco Inc.	144,496	77,777
3,000	Mead Johnson Nutrition Co.	129,424	150,360
3,060	Pernod-Ricard SA	260,032	237,350
2,500	Philip Morris International Inc.	87,133	114,600
4,500	Sara Lee Corp.	58,320	63,450
4,000	The Procter & Gamble Co.	221,128	239,920
2,750	Wesfarmers Ltd.	79,950	65,729

	TOTAL CONSUMER STAPLES	2,080,335	2,146,708

	MATERIALS — 17.5%
1,200	Agnico-Eagle Mines Ltd.	74,720	72,936
41,700	Antofagasta plc	49,895	485,164
3,000	BHP Billiton Ltd.	126,333	93,329
5,304	CRH plc, Dublin	60,636	110,013
70	CRH plc, London	767	1,451
43,000	Gold Fields Ltd., ADR	186,535	574,910
3,000	Impala Platinum Holdings Ltd.	115,739	69,822
2,500	Monsanto Co.	174,388	115,550
2,000	Newcrest Mining Ltd.	60,284	58,353
1,830	Rio Tinto plc	77,490	80,363
400	Syngenta AG	114,992	92,406
20,000	Tokai Carbon Co. Ltd.	87,265	93,615
10,000	Xstrata plc	231,303	130,946

	TOTAL MATERIALS	1,360,347	1,978,858

	INDUSTRIALS — 14.3%
16,000	China Merchants Holdings (International) Co. Ltd.	53,313	52,820
4,500	CNH Global NV†	129,912	101,925
1,000	Fanuc Ltd.	101,606	112,923
4,300	Jardine Matheson Holdings Ltd.	137,142	150,491
3,600	Komatsu Ltd.	76,536	64,822
3,000	L-3 Communications Holdings Inc.	127,721	212,520
2,500	Lockheed Martin Corp.	61,439	186,250
4,000	Mitsui & Co. Ltd.	86,284	46,663
5,000	Precision Castparts Corp.	74,125	514,600
200,000	Sinotrans Ltd., Cl. H	50,563	45,722
1,000	SMC Corp.	124,202	133,772

	TOTAL INDUSTRIALS	1,022,843	1,622,508

	ENERGY — 13.4%
5,000	Galp Energia SGPS SA, Cl. B	120,938	74,686
5,600	Imperial Oil Ltd.	188,889	204,000
3,500	Peabody Energy Corp.	169,179	136,955
9,000	Petroleo Brasileiro SA, ADR	68,019	308,880
9,000	Saipem SpA	189,748	274,125
6,200	Schlumberger Ltd.	205,349	343,108
6,000	Suncor Energy Inc.	101,766	176,640

	TOTAL ENERGY	1,043,888	1,518,394

	HEALTH CARE — 10.3%
2,000	Cochlear Ltd.	76,509	124,578
4,400	Novartis AG	174,161	213,238
3,250	Roche Holding AG	281,237	447,336
3,000	St. Jude Medical Inc.†	115,598	108,270
1,250	Synthes Inc.	136,798	144,385
2,200	Takeda Pharmaceutical Co. Ltd.	138,172	94,496
1,200	TSUMURA & Co.	36,484	36,742

	TOTAL HEALTH CARE	958,959	1,169,045

	INFORMATION TECHNOLOGY — 7.5%
2,000	Canon Inc.	103,501	74,539
800	Google Inc., Cl. A†	272,473	355,960
2,800	Hoya Corp.	75,713	59,577
500	Keyence Corp.	102,612	115,621
10,500	Microsoft Corp.	275,325	241,605

	TOTAL INFORMATION TECHNOLOGY	829,624	847,302

	CONSUMER DISCRETIONARY — 7.4%
7,000	Cablevision Systems Corp., Cl. A	55,379	168,070
3,000	Christian Dior SA	180,347	287,947
10,000	Compagnie Financiere Richemont SA, Cl. A	117,773	349,123
1,750	Madison Square Garden Inc., Cl. A†	12,156	34,423

	TOTAL CONSUMER DISCRETIONARY	365,655	839,563

	FINANCIAL SERVICES — 6.1%
5,000	Cheung Kong (Holdings) Ltd.	63,610	57,704
16,000	Hongkong Land Holdings Ltd.	62,764	79,088
5,000	Julius Baer Group Ltd.	141,951	142,563
10,000	Kinnevik Investment AB, Cl. B	230,284	160,101
8,000	Schroders plc	149,449	143,983
10,000	Swire Pacific Ltd., Cl. A	112,741	113,512

	TOTAL FINANCIAL SERVICES	760,799	696,951

See accompanying notes to financial statements.

4

The GAMCO Global Opportunity Fund
Schedule of Investments (Continued) — June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATION SERVICES — 2.6%
2,300	Telephone & Data Systems Inc.	$45,066	$69,897
2,300	Telephone & Data Systems Inc., Special	41,599	61,042
4,000	United States Cellular Corp.†	223,434	164,600

	TOTAL TELECOMMUNICATION SERVICES	310,099	295,539

	UTILITIES — 1.3%
7,000	Connecticut Water Service Inc.	158,291	147,140

	TOTAL COMMON STOCKS	8,890,840	11,262,008

	TOTAL INVESTMENTS — 99.4%	$8,890,840	11,262,008

	Other Assets and Liabilities (Net) — 0.6%		63,512

	NET ASSETS — 100.0%		$11,325,520

†	Non-income producing security.

ADR	American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
Europe	38.7%	$4,359,082
North America	37.3	4,197,441
Japan	8.1	910,548
Asia/Pacific	7.5	841,325
South Africa	5.7	644,732
Latin America	2.7	308,880

	100.0%	$11,262,008

See accompanying notes to financial statements.

5

The GAMCO Global Opportunity Fund
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

Assets:
Investments, at value (cost $8,890,840)	$11,262,008
Foreign currency, at value (cost $527)	526
Cash	1,366
Receivable for investments sold	145,588
Receivable for Fund shares sold	4,646
Dividends receivable	26,554
Prepaid expenses	23,093

Total Assets	11,463,781

Liabilities:
Payable for investments purchased	74,720
Payable for Fund shares redeemed	892
Payable for distribution fees	2,393
Payable for investment advisory fees	1,875
Payable for shareholder communications expenses	25,890
Payable for legal and audit fees	20,834
Other accrued expenses	11,657

Total Liabilities	138,261

Net Assets applicable to 774,871 shares outstanding	$11,325,520

Net Assets Consist of:
Paid-in capital	$13,188,831
Accumulated net investment income	20,248
Accumulated net realized loss on investments and foreign currency transactions	(4,255,314)
Net unrealized appreciation on investments	2,371,168
Net unrealized appreciation on foreign currency translations	587

Net Assets	$11,325,520

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($10,923,977 ÷ 747,378 shares outstanding; 75,000,000 shares authorized)	$14.62

Class A:
Net Asset Value and redemption price per share ($113,073 ÷ 7,762 shares outstanding; 50,000,000 shares authorized)	$14.57

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$15.46

Class B:
Net Asset Value and offering price per share ($1,385 ÷ 99.3 shares outstanding; 25,000,000 shares authorized)	$13.95	(a)

Class C:
Net Asset Value and offering price per share ($9,061 ÷ 625.7 shares outstanding; 25,000,000 shares authorized)	$14.48	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($278,024 ÷ 19,006 shares outstanding; 25,000,000 shares authorized)	$14.63

(a)	Redemption price varies based on the length of time held.
Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $3,273)	$151,565

Total Investment Income	151,565

Expenses:
Investment advisory fees	64,985
Distribution fees — Class AAA	15,604
Distribution fees — Class A	234
Distribution fees — Class B	9
Distribution fees — Class C	50
Custodian fees	17,141
Shareholder communications expenses	15,902
Legal and audit fees	14,449
Registration expenses	13,738
Shareholder services fees	7,551
Directors’ fees	982
Interest expense	536
Miscellaneous expenses	18,469

Total Expenses	169,650

Less:
Expenses reimbursed by Adviser (See Note 3)	(39,494)

Net Expenses	130,156

Net Investment Income	21,409

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	308,184
Net realized loss on foreign currency transactions	(1,369)

Net realized gain on investments and foreign currency transactions	306,815

Net change in unrealized depreciation:
on investments	(1,838,285)
on foreign currency translations	(763)

Net change in unrealized depreciation on investments and foreign currency translations	(1,839,048)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(1,532,233)

Net Decrease in Net Assets Resulting from Operations	$(1,510,824)

See accompanying notes to financial statements.

6

The GAMCO Global Opportunity Fund
Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Operations:
Net investment income	$21,409	$20,089
Net realized gain/(loss) on investments and foreign currency transactions	306,815	(78,212)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,839,048)	3,886,143

Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,510,824)	3,828,020

Distributions to Shareholders:
Net investment income
Class AAA	—	(168,297)
Class A	—	(2,166)
Class B	—	(12)
Class C	—	(125)
Class I	—	(4,708)

	—	(175,308)

Return of capital
Class AAA	—	(1,494)
Class A	—	(19)
Class B	—	(1)
Class C	—	(2)
Class I	—	(41)

	—	(1,557)

Total Distributions to Shareholders	—	(176,865)

Capital Share Transactions:
Class AAA	(902,684)	(2,027,972)
Class A	(37,521)	6,891
Class B	(727)	(1,277)
Class C	—	8,834
Class I	(11,273)	(211,295)

Net Decrease in Net Assets from Capital Share Transactions	(952,205)	(2,224,819)

Redemption Fees	5	86

Net Increase/(Decrease) in Net Assets	(2,463,024)	1,426,422

Net Assets:
Beginning of period	13,788,544	12,362,122

End of period (including undistributed net investment income of $20,248 and $0, respectively)	$11,325,520	$13,788,544

See accompanying notes to financial statements.

7

The GAMCO Global Opportunity Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

		Income from Investment Operations				Distributions									Ratios to Average Net Assets/Supplemental Data
				Net													Operating
	Net Asset	Net		Realized and	Total							Net Asset		Net Assets	Net		Expenses		Operating
Period	Value,	Investment		Unrealized	from	Net						Value,		End of	Investment		Before		Expenses Net		Portfolio
Ended	Beginning	Income		Gain (Loss) on	Investment	Investment		Return of	Total		Redemption	End of	Total	Period	Income		Reimburse-		of Reimburse-		Turnover
December 31	of Period	(Loss)(a)		Investments	Operations	Income		Capital(b)	Distributions		Fees(a)(b)	Period	Return†	(in 000’s)	(Loss)		ment(c)		ment††(d)		Rate
Class AAA
2010(e)	$16.53	$0.03		$(1.94)	$(1.91)	—		—	—		$0.00	$14.62	(11.6)%	$10,924	0.32	%(f)	2.62	%(f)	2.01	%(f)	5%
2009	12.18	0.02		4.54	4.56	$(0.21)		$0.00	$(0.21)		0.00	16.53	37.4	13,280	0.16		2.72		2.05		8
2008	20.59	0.14		(8.54)	(8.40)	(0.01)		—	(0.01)		0.00	12.18	(40.8)	11,843	0.83		2.25		2.01		14
2007	18.22	0.17		2.31	2.48	(0.11)		0.00	(0.11)		0.00	20.59	13.6	22,507	0.84		2.03		2.03		20
2006	15.91	(0.08)		2.39	2.31	(0.00	)(b)	—	(0.00	)(b)	0.00	18.22	14.5	23,426	(0.44)		2.02		2.02		15
2005	13.84	0.01		2.08	2.09	(0.02)		—	(0.02)		0.00	15.91	15.1	21,425	0.10		2.04		1.84		26
Class A
2010(e)	$16.48	$0.03		$(1.94)	$(1.91)	—		—	—		$0.00	$14.57	(11.6)%	$113	0.41	%(f)	2.62	%(f)	2.01	%(f)	5%
2009	12.14	0.01		4.54	4.55	$(0.21)		$0.00	$(0.21)		0.00	16.48	37.5	171	0.11		2.72		2.05		8
2008	20.54	0.12		(8.51)	(8.39)	(0.01)		—	(0.01)		0.00	12.14	(40.8)	120	0.69		2.25		2.01		14
2007	18.17	0.18		2.31	2.49	(0.12)		0.00	(0.12)		0.00	20.54	13.7	233	0.91		2.03		2.03		20
2006	15.87	(0.08)		2.39	2.31	(0.01)		—	(0.01)		0.00	18.17	14.5	220	(0.45)		2.02		2.02		15
2005	13.81	0.01		2.09	2.10	(0.04)		—	(0.04)		0.00	15.87	15.2	244	0.05		2.06		1.87		26
Class B
2010(e)	$15.84	$(0.05)		$(1.84)	$(1.89)	—		—	—		—	$13.95	(11.9)%	$2	(0.63)	%(f)	3.37	%(f)	2.76	%(f)	5%
2009	11.67	(0.06)		4.31	4.25	$(0.08)		$0.00	$(0.08)		$0.00	15.84	36.4	2	(0.50)		3.47		2.80		8
2008	19.86	0.01		(8.20)	(8.19)	—		—	—		—	11.67	(41.2)	3	0.05		3.00		2.76		14
2007	17.61	(0.08)		2.33	2.25	—		—	—		0.00	19.86	12.8	6	(0.45)		2.78		2.78		20
2006	15.49	(0.19)		2.31	2.12	—		—	—		0.00	17.61	13.7	25	(1.14)		2.77		2.77		15
2005	13.56	(0.08)		2.01	1.93	—		—	—		0.00	15.49	14.2	48	(0.60)		2.79		2.58		26
Class C
2010(e)	$16.44	$(0.03)		$(1.93)	$(1.96)	—		—	—		—	$14.48	(11.9)%	$9	(0.43)	%(f)	3.37	%(f)	2.76	%(f)	5%
2009	12.20	(0.23)		4.67	4.44	$(0.20)		$0.00	$(0.20)		$0.00	16.44	36.4	10	(1.49)		3.47		2.80		8
2008	20.77	(0.00	)(b)	(8.57)	(8.57)	—		—	—		—	12.20	(41.3)	1	(0.01)		3.00		2.76		14
2007	18.45	0.03		2.29	2.32	—		—	—		0.00	20.77	12.6	4	0.14		2.78		2.78		20
2006	16.22	(0.21)		2.44	2.23	—		—	—		0.00	18.45	13.8	4	(1.20)		2.77		2.77		15
2005	14.17	(0.10)		2.15	2.05	—		—	—		0.00	16.22	14.5	4	(0.66)		2.79		2.68		26
Class I
2010(e)	$16.52	$0.05		$(1.94)	$(1.89)	—		—	—		$0.00	$14.63	(11.4)%	$278	0.59	%(f)	2.37	%(f)	1.76	%(f)	5%
2009	12.17	0.06		4.54	4.60	$(0.25)		$0.00	$(0.25)		0.00	16.52	37.8	326	0.45		2.47		1.80		8
2008(g)	19.75	0.22		(7.74)	(7.52)	(0.06)		—	(0.06)		0.00	12.17	(38.1)	395	1.41	(f)	2.00	(f)	1.76	(f)	14

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	The ratios include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Historically, the ratios reflected operating expenses before the reduction for Custodian Fee Credits. If the ratios did not reflect a reduction for Custodian Fee Credits, the ratios for the year ended December 31, 2005 would have been 1.85%, 1.87%, 2.58%, and 2.68% for Class AAA, Class A, Class B, and Class C, respectively. For the years ended December 31, 2008, 2007, and 2006, the effect of Custodian Fee Credits was minimal. For the six months ended June 30, 2010 and the year ended December 31, 2009, there were no Custodian Fee Credits.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $15,233 during 2007 and $14,200 during 2006, representing previously reimbursed expenses from the Adviser. During the years ended December 31, 2007 and 2006, had such payment not been made, the expense ratio would have been 1.96% and 1.95% (Class AAA), 1.96% and 1.95% (Class A), 2.71% and 2.70% (Class B), and 2.71% and 2.70% (Class C), respectively.

(d)	The Fund incurred interest expense during the six months ended June 30, 2010 and the years ended December 31, 2009, 2008, 2007, 2006, and 2005. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.04%, 2.00%, 2.00%, 2.00%, and 1.84% (Class AAA), 2.00%, 2.04%, 2.00%, 2.00%, 2.00%, and 1.86% (Class A), 2.75%, 2.79%, 2.75%, 2.75%, 2.75%, and 2.57% (Class B), 2.75%, 2.79%, 2.75%, 2.75%, 2.75%, and 2.68% (Class C), and 1.75%, 1.79% and 1.75% (Class I), respectively. The Fund also incurred tax expense during the year ended December 31, 2009. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.01% (Class AAA and Class A), 2.76% (Class B and Class C), and 1.76% (Class I), respectively.

(e)	For the six months ended June 30, 2010, unaudited.

(f)	Annualized.

(g)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.
See accompanying notes to financial statements.

8

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Unaudited)
1. Organization. The GAMCO Global Opportunity Fund (the “Fund”), a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.
2. Significant Accounting Policies. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

9

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued) (Unaudited)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 6/30/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Staples	$1,082,599	$1,064,109	$2,146,708
Materials	763,396	1,215,462	1,978,858
Industrials	1,015,295	607,213	1,622,508
Energy	1,169,583	348,811	1,518,394
Health Care	252,655	916,390	1,169,045
Information Technology	597,565	249,737	847,302
Consumer Discretionary	202,493	637,070	839,563
Financial Services	—	696,951	696,951
Other Industries (a)	442,679	—	442,679

Total Common Stocks	5,526,265	5,735,743	11,262,008

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$5,526,265	$5,735,743	$11,262,008

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.
There were no Level 3 investments held at June 30, 2010 or December 31, 2009.
In January 2010, the FASB issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the implications of this guidance on the Fund’s financial statements. The remainder of the amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has evaluated the impact of this guidance on the Fund’s financial statements and determined that there is no impact as of June 30, 2010.

10

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued) (Unaudited)
Derivative Financial Instruments.
The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at June 30, 2010, if any, are not accounted for as hedging instruments under GAAP.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the six months ended June 30, 2010, the Fund had no investments in forward foreign exchange contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the

11

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued) (Unaudited)
collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2010, there were no open repurchase agreements.
Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. The Fund did not hold any short positions as of June 30, 2010.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

12

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued) (Unaudited)
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations. There were no custodian fee credits earned during the six months ended June 30, 2010.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
The tax character of distributions paid during the year ended December 31, 2009 was as follows:

Distributions paid from:
Ordinary income	$175,308
Return of capital	1,557

Total distributions paid	$176,865

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $4,562,085, which are available to reduce future required distributions of net capital gains to shareholders. $316,789 of the loss carryforward is available through 2010; $1,776,091 is available through 2011; $1,201,151 is available through 2012; $1,170,048 is available through 2016; and $98,006 is available through 2017.

13

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued) (Unaudited)
The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at June 30, 2010:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$8,890,867	$3,242,784	$(871,643)	$2,371,141
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2010, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2009 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least May 1, 2011, at no more than 2.00%, 2.00%, 2.75%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class B, Class C, and Class I, respectively. For the six months ended June 30, 2010, the Adviser reimbursed the Fund in the amount of $39,494. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class B, Class C, and Class I, respectively. The agreements are renewable annually. At June 30, 2010, the cumulative amount which the Fund may repay the Adviser is $166,183:

For the year ended December 31, 2008, expiring December 31, 2010	$44,279
For the year ended December 31, 2009, expiring December 31, 2011	82,410
For the six months ended June 30, 2010, expiring December 31, 2012	39,494

$166,183

If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $500 for each Board meeting attended and each Director is

14

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued) (Unaudited)
reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2010, other than short-term securities and U.S. Government obligations, aggregated $619,621 and $1,711,218, respectively.
6. Transactions with Affiliates. During the six months ended June 30, 2010, the Fund paid brokerage commissions on security trades of $460 to Gabelli & Co. Additionally, Gabelli & Co. informed the Fund that it retained $269 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. The Adviser did not seek a reimbursement during the six months ended June 30, 2010.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2010, there were no borrowings outstanding under the line of credit.
The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2010 was $62,724 with a weighted average interest rate of 1.34%. The maximum amount borrowed at any time during the six months ended June 30, 2010 was $271,000.
8. Capital Stock. The Fund offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered through Gabelli & Co. and selected broker/dealers to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class

15

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued) (Unaudited)
C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2010 and the year ended December 31, 2009 amounted to $5 and $86, respectively. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.
Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2010		Year Ended
	(Unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	15,495	$254,838	49,778	$722,814
Shares issued upon reinvestment of distributions	—	—	9,516	158,056
Shares redeemed	(71,486)	(1,157,522)	(228,300)	(2,908,842)

Net decrease	(55,991)	$(902,684)	(169,006)	$(2,027,972)

Class A
Shares sold	2,104	$33,708	1,729	$25,686
Shares issued upon reinvestment of distributions	—	—	129	2,139
Shares redeemed	(4,683)	(71,229)	(1,444)	(20,934)

Net increase/(decrease)	(2,579)	$(37,521)	414	$6,891

Class B
Shares issued upon reinvestment of distributions	—	—	1	$12
Shares redeemed	(48)	$(727)	(100)	(1,289)

Net decrease	(48)	$(727)	(99)	$(1,277)

Class C
Shares sold	—	—	539	$8,710
Shares issued upon reinvestment of distributions	—	—	7	124

Net increase	—	—	546	$8,834

Class I
Shares sold	1,392	$22,196	7,884	$109,626
Shares issued upon reinvestment of distributions	—	—	258	4,283
Shares redeemed	(2,075)	(33,469)	(20,926)	(325,204)

Net decrease	(683)	$(11,273)	(12,784)	$(211,295)

16

The GAMCO Global Opportunity Fund
Notes to Financial Statements (Continued) (Unaudited)
9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
10. Other Matters. On April 24, 2008, the Investment Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In an administrative order that was entered in connection with the settlement, the SEC found that the Investment Adviser had willfully violated Section 206(2) of the Investment Advisers Act of 1940, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Investment Adviser, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws. The SEC’s order also noted the cooperation that the Investment Adviser gave the staff of the SEC. The settlement will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Investment Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Investment Adviser and the funds. The court dismissed certain claims, finding that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court, in response to a motion by the SEC, subsequently dismissed the remaining remedy without prejudice against the officer, which would allow the SEC to appeal the court’s rulings. The Investment Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS
VALUE
Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE
Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE
Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities — market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH
GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH
GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP
GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME
Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. ( Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY
GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages,organic living,and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR
GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world — targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial,and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE
Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12—18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN
GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME
GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET
Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

GAMCO Global Series Funds, Inc.
The GAMCO Global Opportunity Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA Chairman and Chief Executive Officer GAMCO Investors, Inc.	John D. Gabelli Senior Vice President Gabelli & Company, Inc.

E. Val Cerutti Chief Executive Officer Cerutti Consultants, Inc.	Werner J. Roeder, MD Medical Director Lawrence Hospital

Anthony J. Colavita President Anthony J. Colavita, P.C.	Anthonie C. van Ekris Chairman BALMAC International, Inc.

Arthur V. Ferrara Former Chairman and Chief Executive Officer Guardian Life Insurance Company of America	Salvatore J. Zizza Chairman Zizza & Co., Ltd.
Officers*

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Joseph H. Egan
Acting Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

* Agnes Mullady, Treasurer, is on a leave of absence.
This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB403Q210SR
GAMCO
The GAMCO Global Opportunity Fund
SEMI ANNUAL REPORT
JUNE 30, 2010

The GAMCO Global Telecommunications Fund
Semi-Annual Report
June 30, 2010
Morningstar® rated The GAMCO Global Telecommunications Fund Class AAA Shares 4 stars overall and 4 stars for the five and ten year periods and 3 stars for the three year period ended June 30, 2010 among 39, 39, 33, and 22 Communications funds, respectively.

Mario J. Gabelli, CFA	Sergey Dluzhevskiy, CFA	Evan Miller, CFA

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2009 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

To Our Shareholders,
     For the quarter ended June 30, 2010, the net asset value (“NAV”) per share of The GAMCO Global Telecommunications Fund’s (the “Fund”) Class AAA Shares fell 6.97%, while the Morgan Stanley Capital International All Country (“MSCI AC”) World Telecommunication Services Index dropped 6.35% and the MSCI AC World Index decreased 11.96%. For the year ended June 30, 2010, the Fund rose 11.83% versus increases of 7.26% and 12.30% for the MSCI AC World Telecommunication Services Index and the MSCI AC World Index, respectively.
Enclosed are the financial statements and the investment portfolio as of June 30, 2010.
Comparative Results
Average Annual Returns through June 30, 2010 (a) (Unaudited)

													Since
			Year to										Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year		(11/1/93)
GAMCO Global Telecommunications Fund Class AAA	(6.97)%		(6.57)%		11.83%		(10.50)%		2.10%		(1.52)%		7.34%
MSCI AC World Telecommunication Services Index	(6.35)		(8.52)		7.26		(7.85)		4.53		N/A	*	N/A *
MSCI AC World Index	(11.96)		(9.11)		12.30		(10.01)		1.69		0.20		5.67
Class A	(6.98)		(6.58)		11.79		(10.49)		2.13		(1.51)		7.35
	(12.32	)(b)	(11.95	)(b)	5.36	(b)	(12.24	)(b)	0.93	(b)	(2.09	)(b)	6.97 (b)
Class B	(7.12)		(6.97)		10.94		(11.16)		1.34		(2.25)		6.86
	(11.77	)(c)	(11.62	)(c)	5.94	(c)	(12.06	)(c)	0.96	(c)	(2.25)		6.86
Class C	(7.16)		(6.96)		10.93		(11.16)		1.33		(2.25)		6.86
	(8.09	)(d)	(7.89	)(d)	9.93	(d)	(11.16)		1.33		(2.25)		6.86
Class I	(6.87)		(6.47)		12.07		(10.30)		2.24		(1.45)		7.39
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.69%, 1.69%, 2.44%, 2.44%, and 1.44%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on March 12, 2000, March 13, 2000, June 2, 2000, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Telecommunication Services Index and the MSCI AC World Index are unmanaged indicators of global stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

*	Information for the MSCI AC World Telecommunication Services Index is not available with dividends prior to August 2001.

The GAMCO Global Telecommunications Fund
Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2010 through June 30, 2010	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/10	06/30/10	Ratio	Period*
The GAMCO Global Telecommunications Fund
Actual Fund Return
Class AAA	$1,000.00	$934.30	1.64%	$7.87
Class A	$1,000.00	$934.20	1.64%	$7.87
Class B	$1,000.00	$930.30	2.39%	$11.44
Class C	$1,000.00	$930.40	2.39%	$11.44
Class I	$1,000.00	$935.30	1.39%	$6.67

Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.66	1.64%	$8.20
Class A	$1,000.00	$1,016.66	1.64%	$8.20
Class B	$1,000.00	$1,012.94	2.39%	$11.93
Class C	$1,000.00	$1,012.94	2.39%	$11.93
Class I	$1,000.00	$1,017.90	1.39%	$6.95

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of June 30, 2010:
The GAMCO Global Telecommunications Fund

Diversified Telecommunications Services	46.8%
Wireless Telecommunications Services	34.0%
Other	17.0%
U.S. Government Obligations	2.4%
Other Assets and Liabilities — Net	(0.2)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2010. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The GAMCO Global Telecommunications Fund
Schedule of Investments — June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 97.2%
	DIVERSIFIED TELECOMMUNICATIONS SERVICES — 46.8%
	Africa/Middle East — 0.7%
57,000	Maroc Telecom	$957,863	$947,258
2,000	Pakistan Telecommunications Co. Ltd., GDR (a)	155,766	41,625
13,000	Telkom SA Ltd.	161,823	63,941

		1,275,452	1,052,824

	Asia/Pacific — 4.5%
225,000	Asia Satellite Telecommunications Holdings Ltd.	487,155	342,113
170,000	First Pacific Co. Ltd.	92,079	115,707
20,000	First Pacific Co. Ltd., ADR	30,145	67,000
10,000	KT Corp., ADR	183,666	191,700
90,000	PCCW Ltd.	74,681	26,352
46,600	Philippine Long Distance Telephone Co., ADR	734,685	2,375,202
18,360	PT Telekomunikasi Indonesia, ADR	165,504	628,463
850,000	Singapore Telecommunications Ltd.	657,917	1,846,638
32,000	Telecom Corp. of New Zealand Ltd., ADR	372,626	206,080
375,000	Telekom Malaysia Berhad	519,351	388,031
1,800	Telstra Corp. Ltd., ADR	35,478	24,642
8,075	Thai Telephone & Telecom, GDR† (a)(b)	100,542	250
1,000,000	True Corp. Public Co. Ltd.† (c)	687,194	89,534

		4,141,023	6,301,712

	Europe — 21.9%
14,450	Belgacom SA	455,732	457,040
30,000	BT Group plc, ADR	1,128,444	576,300
10,000	Colt Telecom Group SA†	37,707	19,573
367,000	Deutsche Telekom AG, ADR	5,189,088	4,282,890
60,000	Elisa Oyj	459,388	1,043,338
43,100	Fastweb SpA†	1,053,156	662,501
27,000	France Telecom SA, ADR	705,105	467,370
5,507	Hellenic Telecommunications Organization SA	86,065	41,752
37,000	Hellenic Telecommunications Organization SA, ADR	228,882	138,380
500	Iliad SA	59,347	39,009
20,000	Invitel Holdings A/S, ADR†	164,429	89,200
500	Magyar Telekom Telecommunications plc, ADR	9,650	6,790
85,000	Portugal Telecom SGPS SA	1,187,111	850,249
64,000	Portugal Telecom SGPS SA, ADR	292,592	634,880
9,300	Rostelecom, ADR	110,099	200,880
55,000	Royal KPN NV, ADR	457,200	702,350
88,000	Sistema JSFC, GDR (a)	1,723,007	2,087,360
73,000	Swisscom AG, ADR	1,785,989	2,456,450
975,000	Telecom Italia SpA	3,284,258	1,084,976
25,000	Telecom Italia SpA, ADR	607,585	275,250
94,300	Telefonica SA, ADR	2,591,377	5,236,479
6,361	Telefonica SA, BDR	108,406	116,295
133,000	Telekom Austria AG	2,279,782	1,485,711
35,000	Telenor ASA	539,218	444,508
540,000	TeliaSonera AB	1,816,187	3,486,954
248,000	VimpelCom Ltd., ADR†	593,735	4,012,640

		26,953,539	30,899,125

	Japan — 0.8%
19,500	Nippon Telegraph & Telephone Corp.	938,434	802,805
16,000	Nippon Telegraph & Telephone Corp., ADR	374,948	325,440

		1,313,382	1,128,245

	Latin America — 3.7%
11,000	Brasil Telecom SA†	108,013	96,654
16,034	Brasil Telecom SA, ADR†	480,681	321,963
6,490	Brasil Telecom SA, Cl. C, ADR†	103,757	56,139
44	Brasil Telecom SA, Preference†	474	295
37,415,054	Cable & Wireless Jamaica Ltd.† (d)	499,070	171,316
500	Maxcom Telecomunicaciones SAB de CV, ADR†	1,832	1,928
13,500	Tele Norte Leste Participacoes SA	286,958	280,845
20,193	Tele Norte Leste Participacoes SA, ADR	280,811	302,087
163,000	Telecom Argentina SA, ADR	549,554	2,678,090
10,500	Telecomunicacoes de Sao Paulo SA	184,577	190,745
73,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	331,636	1,030,030
3,355	Telemar Norte Leste SA, Preference, Cl. A	148,531	91,059

		2,975,894	5,221,151

	North America — 15.2%
4,200	AboveNet Inc.†	182,408	198,156
30,000	Atlantic Tele-Network Inc.	99,861	1,239,000
132,000	AT&T Inc.	3,843,668	3,193,080
2,000	BCE Inc.	59,911	58,353
See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund
Schedule of Investments (Continued) — June 30, 2010 (Unaudited)

Shares/			Market
Units		Cost	Value
	COMMON STOCKS (Continued)
	DIVERSIFIED TELECOMMUNICATIONS SERVICES (Continued)
	North America (Continued)
35,836	Bell Aliant Regional Communications Income Fund	$627,975	$856,051
36,000	Bell Aliant Regional Communications Income Fund (a)(c)	668,460	859,969
11,000	CenturyLink Inc.	397,155	366,410
668,000	Cincinnati Bell Inc.†	3,674,784	2,010,680
2,989	Consolidated Communications Holdings Inc.	56,970	50,843
10,000	E.Spire Communications Inc.† (c)	50,000	0
5,000	EarthLink Inc.	57,091	39,800
	FairPoint Communications Inc.†	0	0
3,500	Frontier Communications Corp.	51,380	24,885
57,000	General Communication Inc., Cl. A†	264,870	432,630
10,800	Manitoba Telecom Services Inc.	413,091	273,005
22,422	McLeodUSA Inc., Cl. A†	78,420	110
130,000	McLeodUSA Inc., Cl. A, Escrow† (c)	0	0
27,600	New Ulm Telecom Inc.	335,020	165,600
20,000	NorthPoint Communications Group Inc.†	11,250	14
160,000	Price Communications Corp., Escrow† (c)	0	0
203,000	Qwest Communications International Inc.	1,028,483	1,065,750
33,000	Shenandoah Telecommunications Co.	138,825	585,420
45,000	TELUS Corp.	873,965	1,698,041
6,943	TELUS Corp., Non-Voting, New York	361,769	251,337
33,057	TELUS Corp., Non-Voting, Toronto	827,048	1,196,145
105,000	tw telecom inc.†	2,049,809	1,751,400
158,000	Verizon Communications Inc.	5,786,992	4,427,160
60,000	Windstream Corp.	563,689	633,600

		22,502,894	21,377,439

	TOTAL DIVERSIFIED TELECOMMUNICATIONS SERVICES	59,162,184	65,980,496

	WIRELESS TELECOMMUNICATIONS SERVICES — 33.4%
	Africa/Middle East — 0.8%
4,000	Econet Wireless Zimbabwe Ltd.	20,351	18,120
6,000	Mtn Group Ltd.	87,637	78,958
218,314	Orascom Telecom Holding SAE, GDR	1,823,664	960,582

		1,931,652	1,057,660

	Asia/Pacific — 4.3%
288,000	Axiata Group Berhad†	755,987	348,714
63,000	China Mobile Ltd., ADR	778,028	3,112,830
73,000	China Unicom Hong Kong Ltd., ADR	587,280	970,900
666	Hutchison Telecommunications Hong Kong Holdings Ltd.	63	141
8,000	PT Indosat Tbk, ADR	78,652	217,120
95,000	SK Telecom Co. Ltd., ADR	1,293,472	1,399,350

		3,493,482	6,049,055

	Europe — 6.6%
39,000	Bouygues SA	1,102,431	1,522,543
300,000	Cable & Wireless Communications plc	212,300	258,852
300,000	Cable & Wireless Worldwide plc	332,059	388,167
30,300	Millicom International Cellular SA	2,275,779	2,456,421
2,000	Mobile TeleSystems OJSC, ADR	29,612	38,320
120,000	Turkcell Iletisim Hizmetleri A/S, ADR	2,531,025	1,557,600
112,000	Vivendi	2,981,503	2,302,974
35,000	Vodafone Group plc, ADR	940,867	723,450

		10,405,576	9,248,327

	Japan — 2.5%
410	KDDI Corp.	1,825,792	1,968,501
1,050	NTT DoCoMo Inc.	1,749,409	1,597,297

		3,575,201	3,565,798

	Latin America — 5.6%
138,000	America Movil SAB de CV, Cl. L, ADR	930,159	6,555,000
17,500	Grupo Iusacell SA de CV†	29,040	66,371
6,000	NII Holdings Inc.†	202,419	195,120
95,000	Tim Participacoes SA†	374,811	380,526
11,400	Tim Participacoes SA, ADR	399,180	309,396
2,755	Vivo Participacoes SA	97,845	131,263
7,914	Vivo Participacoes SA, ADR	334,629	205,131
3,256	Vivo Participacoes SA, Preference	159,589	84,620

		2,527,672	7,927,427

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund
Schedule of Investments (Continued) — June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	WIRELESS TELECOMMUNICATIONS SERVICES (Continued)
	North America — 13.6%
44,675	Clearwire Corp., Cl. A†	$536,058	$325,236
900	Leap Wireless International Inc.†	18,346	11,682
9,000	MetroPCS Communications Inc.†	203,956	73,710
1,428	Nextwave Wireless Inc.†	8,659	1,528
215,000	Rogers Communications Inc., Cl. B	807,566	7,043,400
650,000	Sprint Nextel Corp.†	5,229,645	2,756,000
80,000	Telephone & Data Systems Inc.	2,061,826	2,431,200
60,000	Telephone & Data Systems Inc., Special	1,278,136	1,592,400
120,000	United States Cellular Corp.†	5,745,390	4,938,000

		15,889,582	19,173,156

	TOTAL WIRELESS TELECOMMUNICATIONS SERVICES	37,823,165	47,021,423

	OTHER — 17.0%
	Asia/Pacific — 0.4%
19,065	Austar United Communications Ltd.†	34,838	15,246
70,000	C.P. Pokphand Co. Ltd., ADR	58,725	151,900
26,000	Himachal Futuristic Communications Ltd., GDR† (a)(c)	141,200	23,888
50,000	Hutchison Whampoa Ltd.	487,170	310,136
250,000	Time Engineering Berhad	152,324	30,116

		874,257	531,286

	Europe — 1.9%
8,000	Alcatel-Lucent, ADR†	72,520	20,320
15,176	BCB Holdings Ltd., London†	36,934	20,974
1,000	British Sky Broadcasting Group plc, ADR	24,267	41,500
9,000	E.ON AG	126,255	244,106
59,500	G4S plc	0	237,627
96,000	GN Store Nord A/S†	526,185	671,356
1,500	Kinnevik Investment AB, Cl. A	24,248	24,508
13,500	Kinnevik Investment AB, Cl. B	220,260	217,978
6,400	L. M. Ericsson Telephone Co., Cl. B, ADR	40,908	70,528
25,000	Nokia Oyj, ADR	59,902	203,750
900	Shellshock Ltd.†	521	706
750	Siemens AG, ADR	23,626	67,148
21,000	Telegraaf Media Groep NV	453,308	343,982
5,000	ThyssenKrupp AG	91,947	124,425
15,611	TNT NV, ADR	205,093	394,178
4,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	39,320	15,564
8,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA, ADR	114,800	30,400

		2,060,094	2,729,050

	Japan — 0.4%
72,000	Furukawa Electric Co. Ltd.	350,157	319,222
21,000	Tokyo Broadcasting System Holdings Inc.	538,827	288,345

		888,984	607,567

	Latin America — 0.3%
25,693	Contax Participacoes SA, ADR	11,050	61,578
15,800	Grupo Televisa SA, ADR	391,617	275,078
6,000	Net Servicos de Comunicacao SA, ADR†	58,485	56,340
1,224	Shellproof Ltd.†	1,210	732

		462,362	393,728

	North America — 14.0%
80,000	Adelphia Communications Corp., Cl. A† (c)	66,496	0
80,000	Adelphia Communications Corp., Cl. A, Escrow† (c)	0	0
80,000	Adelphia Recovery Trust†	0	800
2,000	America Online Latin America Inc., Cl. A† (c)	840	4
1,400	Amphenol Corp., Cl. A	5,729	54,992
2,567	AOL Inc.†	75,888	53,368
2,100	Ascent Media Corp., Cl. A†	27,089	53,046
124,500	Cablevision Systems Corp., Cl. A	2,528,083	2,989,245
23,566	CanWest Global Communications Corp.†	322,321	1,882
11,434	CanWest Global Communications Corp., Cl. A†	131,317	859
10,000	Cogeco Inc.	195,069	281,809
3,600	Comcast Corp., Cl. A, Special	78,522	59,148
4,000	Convergys Corp.†	53,716	39,240
176,000	DIRECTV, Cl. A†	4,386,891	5,969,920
14,000	Discovery Communications Inc., Cl. A†	115,637	499,940
See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund
Schedule of Investments (Continued) — June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	North America (Continued)
18,000	Discovery Communications Inc., Cl. C†	$92,097	$556,740
84,000	DISH Network Corp., Cl. A	1,404,902	1,524,600
16,400	EchoStar Corp., Cl. A†	325,002	312,912
5,000	Fisher Communications Inc.†	157,841	84,200
600	Google Inc., Cl. A†	207,853	266,970
1,000	L-3 Communications Holdings Inc.	11,000	70,840
60,532	Liberty Global Inc., Cl. A†	1,329,089	1,573,226
50,000	Liberty Global Inc., Cl. C†	1,219,998	1,299,500
24,000	Liberty Media Corp. — Capital, Cl. A†	175,219	1,005,840
14,000	Liberty Media Corp. — Interactive, Cl. A†	182,051	147,000
1,000	Lockheed Martin Corp.	22,787	74,500
48,000	LSI Corp.†	339,318	220,800
24,000	Madison Square Garden Inc., Cl. A†	476,009	472,080
17,000	Mediacom Communications Corp., Cl. A†	142,340	114,240
20,000	Motorola Inc.†	166,489	130,400
1,000	Ncm Services Inc.†	1,375	82
2,000	News Corp., Cl. B	21,050	27,700
2,524	Orbital Sciences Corp.†	16,208	39,804
10,000	R. H. Donnelley Corp.† (c)	32,228	13
6,000	SCANA Corp.	158,756	214,560
4,500	SJW Corp.	70,456	105,480
500	Time Warner Cable Inc.	24,930	26,040
30,500	Time Warner Inc.	1,090,230	881,755
2,000	TiVo Inc.†	11,105	14,760
47	Xanadoo Co., Cl. A†	23,394	27,025
35,500	Yahoo! Inc.†	998,837	490,965

		16,688,162	19,686,285

	TOTAL OTHER	20,973,859	23,947,916

	TOTAL COMMON STOCKS	117,959,208	136,949,835

	WARRANTS — 0.6%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.6%
	Asia/Pacific — 0.6%
160,000	Bharti Airtel Ltd., expire 09/19/13† (a)	1,019,856	905,231

	U.S. GOVERNMENT OBLIGATIONS — 2.4%
$3,362,000	U.S. Treasury Bills, 0.076% to 0.188%††, 07/08/10 to 12/02/10	3,360,414	3,360,491

	TOTAL INVESTMENTS — 100.2%	$122,339,478	141,215,557

	Other Assets and Liabilities (Net) — (0.2)%		(239,744)

	NET ASSETS — 100.0%		$140,975,813

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the market value of Rule 144A securities amounted to $3,918,323 or 2.78% of net assets.

(b)	Illiquid security.

(c)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2010, the market value of fair valued securities amounted to $973,408 or 0.69% of net assets.

(d)	At June 30, 2010, the Fund held an investment in a restricted security amounting to $171,316 or 0.12% of net assets, which was valued under methods approved by the Board of Directors as follows:

				06/30/10
				Carrying
Acquisition		Acquisition	Acquisition	Value
Shares	Issuer	Date	Cost	Per Unit
37,415,054	Cable & Wireless Jamaica Ltd.	03/10/94	$499,070	$0.0046

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

BDR	Brazilian Depositary Receipt

GDR	Global Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	44.1%	$62,358,371
Europe	30.4	42,876,502
Latin America	10.5	14,781,306
Asia/Pacific	9.8	13,787,284
Japan	3.7	5,301,610
Africa/Middle East	1.5	2,110,484

	100.0%	$141,215,557

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

Assets:
Investments, at value (cost $122,339,478)	$141,215,557
Foreign currency, at value (cost $1,743)	1,746
Cash	256
Receivable for investments sold	43,459
Receivable for Fund shares sold	26,167
Dividends receivable	375,238
Prepaid expenses	30,556

Total Assets	141,692,979

Liabilities:
Payable for investments purchased	198,733
Payable for Fund shares redeemed	180,483
Payable for investment advisory fees	119,616
Payable for distribution fees	30,337
Payable for accounting fees	7,500
Payable for shareholder communications expenses	84,354
Payable for shareholder services fees	48,768
Other accrued expenses	47,375

Total Liabilities	717,166

Net Assets applicable to 8,066,165 shares outstanding	$140,975,813

Net Assets Consist of:
Paid-in capital	$148,745,039
Accumulated net investment income	1,764,797
Accumulated net realized loss on investments and foreign currency transactions	(28,407,490)
Net unrealized appreciation on investments	18,876,079
Net unrealized depreciation on foreign currency translations	(2,612)

Net Assets	$140,975,813

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($138,044,545 ÷ 7,897,101 shares outstanding; 75,000,000 shares authorized)	$17.48

Class A:
Net Asset Value and redemption price per share ($1,775,837 ÷ 101,649 shares outstanding; 50,000,000 shares authorized)	$17.47

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$18.54

Class B:
Net Asset Value and offering price per share ($67,999 ÷ 3,981 shares outstanding; 25,000,000 shares authorized)	$17.08 (a)

Class C:
Net Asset Value and offering price per share ($735,323 ÷ 43,299 shares outstanding; 25,000,000 shares authorized)	$16.98 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($352,109 ÷ 20,135 shares outstanding; 25,000,000 shares authorized)	$17.49

(a) Redemption price varies based on the length of time held.
Statement of Operations For the Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $307,846)	$3,249,559
Interest	387

Total Investment Income	3,249,946

Expenses:
Investment advisory fees	751,464
Distribution fees — Class AAA	184,199
Distribution fees — Class A	2,198
Distribution fees — Class B	439
Distribution fees — Class C	3,531
Shareholder services fees	99,193
Shareholder communications expenses	57,578
Custodian fees	42,264
Legal and audit fees	24,632
Accounting fees	22,500
Registration expenses	19,050
Directors’ fees	11,445
Interest expense	1,390
Miscellaneous expenses	11,634

Total Expenses	1,231,517

Net Investment Income	2,018,429

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	2,910,711
Net realized loss on foreign currency transactions	(17,726)

Net realized gain on investments and foreign currency transactions	2,892,985

Net change in unrealized depreciation:
on investments	(14,922,113)
on foreign currency translations	(12,775)

Net change in unrealized depreciation on investments and foreign currency translations	(14,934,888)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(12,041,903)

Net Decrease in Net Assets Resulting from Operations	$(10,023,474)

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund
Statement of Changes in Net Assets
	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Operations:
Net investment income	$2,018,429	$2,663,939
Net realized gain/(loss) on investments and foreign currency transactions	2,892,985	(2,386,315)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(14,934,888)	31,569,099

Net Increase/(Decrease) in Net Assets Resulting from Operations	(10,023,474)	31,846,723

Distributions to Shareholders:
Net investment income
Class AAA	—	(2,939,971)
Class A	—	(29,177)
Class B	—	(1,251)
Class C	—	(8,616)
Class I	—	(8,465)

	—	(2,987,480)

Return of capital
Class AAA	—	(3,705)
Class A	—	(37)
Class B	—	(2)
Class C	—	(11)
Class I	—	(10)

	—	(3,765)

Total Distributions to Shareholders	—	(2,991,245)

Capital Share Transactions:
Class AAA	(7,482,211)	(12,824,415)
Class A	365,533	142,679
Class B	(26,568)	(19,565)
Class C	128,852	(14,253)
Class I	(20,745)	(77,528)

Net Decrease in Net Assets from Capital Share Transactions	(7,035,139)	(12,793,082)

Redemption Fees	(132)	219

Net Increase/(Decrease) in Net Assets	(17,058,745)	16,062,615

Net Assets:
Beginning of period	158,034,558	141,971,943

End of period (including undistributed net investment income of $1,764,797 and $0, respectively)	$140,975,813	$158,034,558

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

												Ratios to Average Net Assets/
		Income from Investment Operations			Distributions							Supplemental Data
			Net
	Net Asset	Net	Realized and	Total					Net Asset		Net Assets	Net
Period	Value,	Investment	Unrealized	from	Net				Value,		End of	Investment				Portfolio
Ended	Beginning	Income	Gain (Loss) on	Investment	Investment	Return of	Total	Redemption	End of	Total	Period	Income		Operating		Turnover
December 31	of Period	(Loss)(a)	Investments	Operations	Income	Capital(b)	Distributions	Fees(a)(b)	Period	Return†	(in 000’s)	(Loss)		Expenses(c)		Rate††
Class AAA
2010(d)	$18.71	$0.24	$(1.47)	$(1.23)	—	—	—	$(0.00)	$17.48	(6.6)%	$138,045	2.69	%(e)	1.64	%(e)	4%
2009	15.31	0.30	3.46	3.76	$(0.36)	$0.00	$(0.36)	0.00	18.71	24.6	155,352	1.88		1.69		4
2008	26.34	0.32	(11.02)	(10.70)	(0.33)	—	(0.33)	0.00	15.31	(40.6)	139,761	1.51		1.59		3
2007	22.46	0.25	3.86	4.11	(0.23)	—	(0.23)	0.00	26.34	18.3	307,368	0.98		1.50		11
2006	17.53	0.12	4.95	5.07	(0.14)	—	(0.14)	0.00	22.46	28.9	214,436	0.63		1.56		7
2005	17.23	0.16	0.33	0.49	(0.19)	—	(0.19)	0.00	17.53	2.8	185,870	0.92		1.59		4
Class A
2010(d)	$18.70	$0.27	$(1.50)	$(1.23)	—	—	—	$(0.00)	$17.47	(6.6)%	$1,776	2.99	%(e)	1.64	%(e)	4%
2009	15.31	0.29	3.46	3.75	$(0.36)	$0.00	$(0.36)	0.00	18.70	24.5	1,523	1.81		1.69		4
2008	26.32	0.32	(11.00)	(10.68)	(0.33)	—	(0.33)	0.00	15.31	(40.6)	1,130	1.52		1.59		3
2007	22.43	0.23	3.89	4.12	(0.23)	—	(0.23)	0.00	26.32	18.4	2,728	0.89		1.50		11
2006	17.51	0.12	4.95	5.07	(0.15)	—	(0.15)	0.00	22.43	29.0	1,170	0.64		1.56		7
2005	17.22	0.14	0.35	0.49	(0.20)	—	(0.20)	0.00	17.51	2.8	735	0.83		1.59		4
Class B
2010(d)	$18.36	$0.16	$(1.44)	$(1.28)	—	—	—	$(0.00)	$17.08	(7.0)%	$68	1.80	%(e)	2.39	%(e)	4%
2009	15.03	0.18	3.38	3.56	$(0.23)	$0.00	$(0.23)	0.00	18.36	23.7	99	1.13		2.44		4
2008	25.67	0.20	(10.74)	(10.54)	(0.10)	—	(0.10)	0.00	15.03	(41.0)	102	0.95		2.34		3
2007	21.90	0.06	3.75	3.81	(0.04)	—	(0.04)	0.00	25.67	17.4	297	0.26		2.25		11
2006	17.11	(0.03)	4.82	4.79	—	—	—	0.00	21.90	28.0	291	(0.17)		2.31		7
2005	16.77	0.01	0.33	0.34	—	—	—	0.00	17.11	2.0	425	0.09		2.33		4
Class C
2010(d)	$18.25	$0.18	$(1.45)	$(1.27)	—	—	—	$(0.00)	$16.98	(7.0)%	$735	2.04	%(e)	2.39	%(e)	4%
2009	14.96	0.17	3.36	3.53	$(0.24)	$0.00	$(0.24)	0.00	18.25	23.6	659	1.08		2.44		4
2008	25.50	0.15	(10.61)	(10.46)	(0.08)	—	(0.08)	0.00	14.96	(41.0)	563	0.73		2.34		3
2007	21.76	0.05	3.72	3.77	(0.03)	—	(0.03)	0.00	25.50	17.3	2,122	0.19		2.25		11
2006	17.03	0.00 (b)	4.77	4.77	(0.04)	—	(0.04)	0.00	21.76	28.0	351	(0.02)		2.31		7
2005	16.71	0.04	0.29	0.33	(0.01)	—	(0.01)	0.00	17.03	2.0	195	0.26		2.34		4
Class I
2010(d)	$18.70	$0.28	$(1.49)	$(1.21)	—	—	—	$(0.00)	$17.49	(6.5)%	$352	3.06	%(e)	1.39	%(e)	4%
2009	15.30	0.35	3.45	3.80	$(0.40)	$0.00	$(0.40)	0.00	18.70	24.8	402	2.17		1.44		4
2008(f)	25.53	0.35	(10.19)	(9.84)	(0.39)	—	(0.39)	0.00	15.30	(38.5)	416	1.78	(e)	1.34	(e)	3

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended December 31, 2007 would have been 25%. The portfolio turnover rate for the years ended 2006 and 2005 would have been as shown.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund incurred interest expense during the years ended December 31, 2008 and 2005. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.57% and 1.58% (Class AAA), 1.57% and 1.59% (Class A), 2.32% and 2.33% (Class B), 2.32% and 2.34% (Class C), respectively. For the six months ended June 30, 2010 and the years ended December 31, 2009, 2007, and 2006, the effect of interest expense was minimal.

(d)	For the six months ended June 30, 2010, unaudited.

(e)	Annualized.

(f)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.
See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Unaudited)
1. Organization. The GAMCO Global Telecommunications Fund (the “Fund”), a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on November 1, 1993.
2. Significant Accounting Policies. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued) (Unaudited)
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 6/30/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
DIVERSIFIED TELECOMMUNICATIONS SERVICES
Asia/Pacific	$6,212,178	$89,534	—	$6,301,712
North America	20,517,360	859,969	$110	21,377,439
Other Regions (a)	38,301,345	—	—	38,301,345
WIRELESS TELECOMMUNICATIONS SERVICES (a)	47,021,423	—	—	47,021,423
OTHER
Asia/Pacific	507,398	23,888	—	531,286
North America	19,686,268	—	17	19,686,285
Other Regions (a)	3,730,345	—	—	3,730,345

Total Common Stocks	135,976,317	973,391	127	136,949,835

Warrants (a)	—	905,231	—	905,231
U.S. Government Obligations	—	3,360,491	—	3,360,491

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$135,976,317	$5,239,113	$127	$141,215,557

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued) (Unaudited)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change
									in unrealized
									appreciation/
									depreciation
									during the
									period on
				Change in					Level 3
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	held at
	12/31/09	(premiums)	(loss)	depreciation†	(sales)	Level 3††	Level 3††	6/30/10	6/30/10†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
DIVERSIFIED TELECOMMUNICATIONS SERVICES
North America	$110	$—	$—	$—	$—	$—	$—	$110	$—
OTHER
North America	4	—	0	8,235	(8,260)	38	—	17	8,235

Total Common Stocks	114	—	0	8,235	(8,260)	38	—	127	8,235

TOTAL INVESTMENTS IN SECURITIES	$114	$—	$0	$8,235	$(8,260)	$38	$—	$127	$8,235

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

††	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
In January 2010, the FASB issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the implications of this guidance on the Fund’s financial statements. The remainder of the amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has evaluated the impact of this guidance on the Fund’s financial statements and determined that there is no impact as of June 30, 2010.
Derivative Financial Instruments.
The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued) (Unaudited)
the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at June 30, 2010, if any, are not accounted for as hedging instruments under GAAP.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the six months ended June 30, 2010, the Fund had no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the six months ended June 30, 2010, the Fund had no investments in forward foreign exchange contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued) (Unaudited)
debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2010, there were no open repurchase agreements.
Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. The Fund did not hold any short positions as of June 30, 2010.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued) (Unaudited)
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Fund held as of June 30, 2010, refer to the Schedule of Investments.
Concentration Risks. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations. There were no custodian fee credits earned during the six months ended June 30, 2010.

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued) (Unaudited)
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to recharacterization of distributions and non-deductible excise tax. These reclassifications have no impact on the NAV of the Fund.
The tax character of distributions paid during the year ended December 31, 2009 was as follows:

Distributions paid from:
Ordinary income	$2,987,480
Return of capital	3,765

Total distributions paid	$2,991,245

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $28,758,891, which are available to reduce future required distributions of net capital gains to shareholders. $8,976,662 of the loss carryforward is available through 2010; $11,910,139 is available through 2011; $3,314,655 is available through 2012; $250,132 is available through 2016; and $4,307,303 is available through 2017.
The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at June 30, 2010:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$124,953,954	$41,914,428	$(25,652,825)	$16,261,603
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2010, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2009 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued) (Unaudited)
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $500 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2010, other than short-term securities and U.S. Government obligations, aggregated $5,430,952 and $11,069,371, respectively.
6. Transactions with Affiliates. During the six months ended June 30, 2010, the Fund paid brokerage commissions on security trades of $9,323 to Gabelli & Co. Additionally, Gabelli & Co. informed the Fund that it retained $568 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2010, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued) (Unaudited)
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2010, there were no borrowings outstanding under the line of credit.
The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2010 was $182,597 with a weighted average interest rate of 1.36%. The maximum amount borrowed at any time during the six months ended June 30, 2010 was $1,176,000.
8. Capital Stock. The Fund offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered through Gabelli & Co. and selected broker/dealers to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2010 and the year ended December 31, 2009 amounted to $(132) and $219, respectively. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued) (Unaudited)
Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2010		Year Ended
	(Unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	405,609	$7,383,531	724,622	$11,924,198
Shares issued upon reinvestment of distributions	—	—	148,517	2,798,066
Shares redeemed	(809,706)	(14,865,742)	(1,698,778)	(27,546,679)

Net decrease	(404,097)	$(7,482,211)	(825,639)	$(12,824,415)

Class A
Shares sold	31,928	$580,692	31,366	$527,531
Shares issued upon reinvestment of distributions	—	—	1,026	19,314
Shares redeemed	(11,687)	(215,159)	(24,812)	(404,166)

Net increase	20,241	$365,533	7,580	$142,679

Class B
Shares issued upon reinvestment of distributions	—	—	40	$739
Shares redeemed	(1,434)	$(26,568)	(1,412)	(20,304)

Net decrease	(1,434)	$(26,568)	(1,372)	$(19,565)

Class C
Shares sold	9,831	$177,065	9,932	$166,337
Shares issued upon reinvestment of distributions	—	—	342	6,283
Shares redeemed	(2,660)	(48,213)	(11,751)	(186,873)

Net increase/(decrease)	7,171	$128,852	(1,477)	$(14,253)

Class I
Shares sold	6,084	$114,538	7,794	$132,046
Shares issued upon reinvestment of distributions	—	—	352	6,634
Shares redeemed	(7,432)	(135,283)	(13,861)	(216,208)

Net decrease	(1,348)	$(20,745)	(5,715)	$(77,528)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The GAMCO Global Telecommunications Fund
Notes to Financial Statements (Continued) (Unaudited)
10. Other Matters. On April 24, 2008, the Investment Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In an administrative order that was entered in connection with the settlement, the SEC found that the Investment Adviser had willfully violated Section 206(2) of the Investment Advisers Act of 1940, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Investment Adviser, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws. The SEC’s order also noted the cooperation that the Investment Adviser gave the staff of the SEC. The settlement will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Investment Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Investment Adviser and the funds. The court dismissed certain claims, finding that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court, in response to a motion by the SEC, subsequently dismissed the remaining remedy without prejudice against the officer, which would allow the SEC to appeal the court’s rulings. The Investment Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO Global Series Funds, Inc.
The GAMCO Global Telecommunications Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA
Chairman and Chief
Executive Officer
GAMCO Investors, Inc.
E. Val Cerutti
Chief Executive Officer
Cerutti Consultants, Inc.
Anthony J. Colavita
President
Anthony J. Colavita, P.C.
Arthur V. Ferrara
Former Chairman and
Chief Executive Officer
Guardian Life Insurance
Company of America
John D. Gabelli
Senior Vice President
Gabelli & Company, Inc.
Werner J. Roeder, MD
Medical Director
Lawrence Hospital
Anthonie C. van Ekris
Chairman
BALMAC International, Inc.
Salvatore J. Zizza
Chairman
Zizza & Co., Ltd.

Officers*

Bruce N. Alpert
President and Secretary
Joseph H. Egan
Acting Treasurer
Peter D. Goldstein
Chief Compliance Officer

Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

*	Agnes Mullady, Treasurer, is on a leave of absence.
This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
The GAMCO Global Telecommunications Fund
Morningstar® rated The GAMCO Global
Telecommunications Fund Class AAA Shares
4 stars overall and 4 stars for the five and ten year periods and 3 stars for the three year period ended
June 30, 2010 among 39, 39, 33, and 22
Communications funds, respectively.
SEMI ANNUAL REPORT
JUNE 30, 2010

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 9/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 9/1/10

By (Signature and Title)*	/s/ Joseph H. Egan Joseph H. Egan, Principal Financial Officer

Date 9/1/10

*	Print the name and title of each signing officer under his or her signature.